UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09815

the arbitrage funds

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-295-4485

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1.    Reports to Stockholders.

Semi-Annual Report

November 30, 2020

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

Water Island Long/Short Fund

TABLE OF CONTENTS

Arbitrage Fund
Portfolio Information	1
Portfolio of Investments	3
Water Island Event-Driven Fund
Portfolio Information	16
Portfolio of Investments	18
Water Island Credit Opportunities Fund
Portfolio Information	33
Portfolio of Investments	35
Water Island Long/Short Fund
Portfolio Information	45
Portfolio of Investments	47
Statements of Assets and Liabilities	56
Statements of Operations	60
Statements of Changes in Net Assets	64
Financial Highlights
Arbitrage Fund - Class R	68
Arbitrage Fund - Class I	70
Arbitrage Fund - Class C	72
Arbitrage Fund - Class A	74
Water Island Event-Driven Fund - Class R	76
Water Island Event-Driven Fund - Class I	78
Water Island Event-Driven Fund - Class C	80
Water Island Event-Driven Fund - Class A	82
Water Island Credit Opportunities Fund - Class R	84
Water Island Credit Opportunities Fund - Class I	86
Water Island Credit Opportunities Fund - Class C	88
Water Island Credit Opportunities Fund - Class A	90
Water Island Long/Short Fund - Class R	92
Water Island Long/Short Fund - Class I	94
Notes to Financial Statements	96
Disclosure of Fund Expenses	122
Additional Information	125

Arbitrage Fund  Portfolio Information

November 30, 2020 (Unaudited)

Performance (annualized returns as of November 30, 2020)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	4.45%	3.24%	2.31%	3.98%
Arbitrage Fund, Class I	4.76%	3.50%	2.56%	3.13%
Arbitrage Fund, Class C**	3.62%	2.46%	N/A	1.51%
Arbitrage Fund, Class A***	4.46%	3.23%	N/A	2.52%
ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index****	0.80%	1.20%	0.64%	1.58%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R inception: 9/18/00; Class I inception: 10/17/03; Class C inception: 6/1/12; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R shares.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 2.75% on purchases up to $250,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $250,000 or more purchased without a front-end sales charge and redeemed within 18 months of purchase.

**** Merger arbitrage and event-driven investing are market neutral investment strategies, which typically exhibit low betas and low correlations to broad equity and credit market indices. As such, the adviser has determined that a more appropriate benchmark for Arbitrage Fund is a measure of the risk-free rate, in this case the ICE Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 1.71%, 1.46%, 2.46% and 1.71%, respectively. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2020

Arbitrage Fund  Portfolio Information (continued)

November 30, 2020 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Arbitrage Fund's investments (including short sales and excluding derivatives) as of the report date.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments

November 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 84.15%
Auto Manufacturers - 2.46%
Fiat Chrysler Automobiles N.V.(a)	873,683	$13,617,035
Navistar International Corp.(a)	484,031	21,423,212
		35,040,247
Auto Parts & Equipment - 0.19%
Velodyne Lidar, Inc.(a)	170,402	2,712,800
Banks - 0.97%
CIT Group, Inc.(b)	412,973	13,830,466
Beverages - 0.50%
Coca-Cola Amatil Ltd.	765,099	7,104,505
Commercial Services - 1.04%
Cpl Resources Plc	98,001	1,309,286
Devoteam SA(a)	71,221	8,308,697
Horizon Discovery Group Plc(a)	639,674	1,616,021
IHS Markit Ltd.	35,934	3,573,996
Worldline SA(a)(c)	1	55
		14,808,055
Computers & Computer Services - 4.39%
58.COM, Inc., Class A(a)(d)	1,487,130	41,639,640
Virtusa Corp.(a)	418,282	20,947,562
		62,587,202
Construction Materials - 0.30%
Norbord, Inc.	114,505	4,292,946
Distribution/Wholesale - 2.99%
HD Supply Holdings, Inc.(a)	762,341	42,523,381
Diversified Financial Services - 6.03%
Eaton Vance Corp.(b)	1,121,375	75,109,698
Genworth MI Canada, Inc.	320,425	10,762,253
		85,871,951
Electric - 3.68%
PNM Resources, Inc.	1,066,192	52,360,689
Entertainment - 0.82%
William Hill Plc	3,281,677	11,733,665
Forest Products & Paper - 0.36%
Ahlstrom-Munksjo Oyj	236,395	5,075,710
Hand/Machine Tools - 0.33%
IMA Industria Macchine Automatiche SpA(a)	57,332	4,643,580

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 84.15% (Continued)
Healthcare - Products - 3.81%
Varian Medical Systems, Inc.(a)	311,860	$54,257,403
Household Products - 0.91%
Unilever Plc, ADR	212,814	12,994,423
Insurance - 9.81%
National General Holdings Corp.	1,741,195	59,339,925
TOWER Ltd.(a)	9,485,696	4,024,078
Watford Holdings Ltd.(a)(b)	564,785	19,609,335
Willis Towers Watson Plc(b)	272,278	56,685,557
		139,658,895
Internet - 2.58%
Endurance International Group Holdings, Inc.(a)(b)	937,764	8,890,003
Grubhub, Inc.(a)(b)	396,544	27,892,905
		36,782,908
Oil & Gas - 2.90%
Concho Resources, Inc.(b)	511,676	29,411,136
Parsley Energy, Inc., Class A(b)	493,326	6,181,375
WPX Energy, Inc.(a)(b)	799,113	5,689,685
		41,282,196
Pharmaceuticals - 0.77%
BioSpecifics Technologies Corp.(a)	123,794	10,943,390
Real Estate - 0.41%
McCarthy & Stone Plc(a)(c)	3,743,581	5,839,184
Real Estate Investment Trusts - 3.31%
Front Yard Residential Corp.(b)	1,161,935	18,962,779
Taubman Centers, Inc.(b)	661,145	28,244,114
		47,206,893
Retail - 9.53%
BMC Stock Holdings, Inc.(a)	410,238	20,077,048
Dunkin' Brands Group, Inc.	466,907	49,650,890
Foundation Building Materials, Inc.(a)	469,012	9,023,791
Tiffany & Co.	432,793	56,903,624
		135,655,353
Semiconductors - 6.94%
AVX Corp.(a)(d)	1,022,500	6,390,625
Maxim Integrated Products, Inc.(b)	672,510	55,845,231
Xilinx, Inc.(b)	251,855	36,657,495
		98,893,351

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 84.15% (Continued)
Software - 3.44%
Codemasters Group Holdings Plc(a)	584,609	$3,928,033
MINDBODY, Inc., Class A(a)(d)	843,793	30,798,444
MobileIron, Inc.(a)	2,035,789	14,331,955
Onemarket Ltd.(a)(d)	111,800	—
		49,058,432
Special Purpose Acquisition Companies - 0.23%
Fast Acquisition Corp.(a)	148,872	1,540,825
Fusion Acquisition Corp.(a)	162,368	1,704,864
		3,245,689
Telecommunications - 15.45%
Acacia Communications, Inc.(a)(b)	956,172	66,626,065
Altice Europe N.V.(a)	293,688	1,547,740
Cincinnati Bell, Inc.(a)(b)	1,380,047	20,990,515
GCI Liberty, Inc., Class A(a)(b)	660,966	60,227,222
Gilat Satellite Networks Ltd.	250,950	1,520,757
LogMeIn, Inc.(a)(d)	778,758	69,044,684
		219,956,983
TOTAL COMMON STOCKS (Cost $1,133,332,581)		1,198,360,297
RIGHTS - 0.11%
Bristol-Myers Squibb Co.(a)	408,177	481,649
Contra Pfenex, Inc.(d)	1,108,177	844,431
Elanco Animal Health, Inc. CVR(d)	1,124,589	—
Media General, Inc. CVR(d)	613,589	—
NewStar Financial, Inc. CVR(d)	1,514,945	—
Stemline Therapeutics, Inc. CVR(d)	693,435	239,373
TOTAL RIGHTS (Cost $1,429,232)		1,565,453

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 0.37%
Entertainment - 0.37%
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(c)	07/15/2026	7.000%	$4,949,000	$5,233,568
TOTAL CORPORATE BONDS (Cost $5,236,584)				5,233,568

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

	Shares	Value
MUTUAL FUNDS - 4.95%
Water Island Event-Driven Fund, Class I(e)	6,589,384	$70,506,411
TOTAL MUTUAL FUNDS (Cost $60,459,409)		70,506,411
PRIVATE INVESTMENTS(d)(f) - 0.07%
Fast Capital LLC(a)	290,700	290,700
Fuse LLC(a)	725,800	659,818
Fuse Sponsor Capital, Z2 Shares(a)	72,580	65,982
TOTAL PRIVATE INVESTMENTS (Cost $1,033,484)		1,016,500

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.06%
Call Options Purchased - 0.05%
Devon Energy Corp.	01/2021	$13.74	$4,935,672	3,528	$458,640
S&P Global, Inc.	01/2021	350.00	2,743,884	78	115,440
Taubman Centers, Inc.
	01/2021	40.00	2,114,640	495	148,500
	01/2021	45.00	8,526,912	1,996	0
TOTAL CALL OPTIONS PURCHASED (Cost $619,848)					722,580
Put Options Purchased - 0.01%
iShares iBoxx $ Investment Grade Corporate Bond ETF	01/2021	130.00	20,051,904	1,448	32,580
iShares Russell 2000 ETF
	01/2021	142.00	2,896,320	160	7,200
	01/2021	145.00	2,842,014	157	8,792
TOTAL PUT OPTIONS PURCHASED (Cost $501,138)					48,572
TOTAL PURCHASED OPTIONS (Cost $1,120,986)					771,152

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 7.70%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.020	%(g)	54,814,881	$54,814,881
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.132	%(g)	54,814,882	54,814,882
				109,629,763
TOTAL SHORT-TERM INVESTMENTS (Cost $109,629,763)				109,629,763
Total Investments - 97.41% (Cost $1,312,242,039)				1,387,083,144
Other Assets in Excess of Liabilities - 2.59%(h)				36,950,960
NET ASSETS - 100.00%				$1,424,034,104

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At November 30, 2020, the aggregate fair market value of those securities was $278,072,980, representing 19.53% of net assets.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2020, these securities had a total value of $11,072,807 or 0.78% of net assets.

(d)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2020, the total fair market value of these securities was $149,973,697, representing 10.53% of net assets.

(e)  Affiliated investment.

(f)  Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.

(g)  Rate shown is the 7-day effective yield as of November 30, 2020.

(h)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (19.92%)
Auto Manufacturers - (0.83%)
Peugeot SA	(501,540)	$(11,824,653)
Banks - (1.13%)
First Citizens BancShares, Inc., Class A	(25,605)	(13,534,547)
Morgan Stanley	(41,020)	(2,536,267)
		(16,070,814)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
Commercial Services - (0.25%)
S&P Global, Inc.	(10,198)	$(3,587,452)
Construction Materials - (1.42%)
Builders FirstSource, Inc.	(538,511)	(20,145,697)
Food - (1.98%)
Just Eat Takeaway.com N.V.	(266,079)	(28,260,626)
Forest Products & Paper - (0.30%)
West Fraser Timber Co. Ltd.	(77,366)	(4,283,814)
Media - (4.23%)
Liberty Broadband Corp.	(383,121)	(60,284,089)
Oil & Gas - (2.92%)
ConocoPhillips	(747,047)	(29,553,179)
Devon Energy Corp.	(412,655)	(5,773,043)
Pioneer Natural Resources Co.	(61,765)	(6,212,324)
		(41,538,546)
Semiconductors - (6.65%)
Advanced Micro Devices, Inc.	(434,047)	(40,218,795)
Analog Devices, Inc.	(391,982)	(54,516,857)
		(94,735,652)
Software - (0.21%)
Take-Two Interactive Software, Inc.	(16,567)	(2,990,509)
TOTAL COMMON STOCKS (Proceeds $249,087,538)		(283,721,852)
EXCHANGE-TRADED FUNDS - (0.54%)
Equity Funds - (0.54%)
Health Care Select Sector SPDR® Fund	(15,687)	(1,721,491)
iShares MSCI Australia ETF	(149,874)	(3,405,137)
iShares Russell 2000 Growth ETF	(6,806)	(1,787,188)
iShares Russell 2000 Value ETF	(5,920)	(725,911)
		(7,639,727)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $6,930,245)		(7,639,727)
TOTAL SECURITIES SOLD SHORT (Proceeds $256,017,783)		$(291,361,579)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Unilever Plc	Received 1 Month SONIA Minus 35 bps (-0.054%)	06/16/2021	$—	$—	$—	GBP 1,013,985	$—
Goldman Sachs & Co./ Monthly	Unilever Plc	Received 1 Week GBP LIBOR Minus 40 bps (-0.036%)	06/17/2021	—	—	—	GBP 8,713,743	—
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/12/2021	—	—	—	USD 4,406,889	—
Morgan Stanley & Co./ Monthly	Aon Plc	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/12/2021	—	—	—	USD 60,249,749	—
Goldman Sachs & Co./ Monthly	William Hill Plc	Paid 1 Month GBP LIBOR Plus 45 bps (0.440%)	10/19/2021	—	—	—	GBP 9,538,528	—
Goldman Sachs & Co./ Monthly	Morgan Stanley	Received 1 Month LIBOR Minus 40 bps (-0.260%)	10/28/2021	—	—	—	USD 37,906,551	—

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Kaz Minerals Plc	Paid 1 Month GBP LIBOR Plus 45 bps (0.639%)	11/01/2021	$—	$—	$—	GBP 2,208,146	$—
Goldman Sachs & Co./ Monthly	Alternative Credit Investments	Paid 1 Month GBP LIBOR Plus 70 bps (0.743%)	11/05/2021	—	—	—	GBP 1,951,045	—
Goldman Sachs & Co./ Monthly	Cpl Resources Plc	Paid 1 Month EURIBOR Plus 90 bps (0.350%)	11/08/2021	—	—	—	EUR 1,914,662	—
Goldman Sachs & Co./ Monthly	Urban & Civic Plc	Paid 1 Month GBP LIBOR Plus 60 bps (1.000%)	11/10/2021	—	—	—	GBP 6,693,134	—
Morgan Stanley & Co./ Monthly	RSA Insurance Group Plc	Paid 1 Month LIBOR Plus 50 bps (0.554%)	08/05/2022	—	—	—	GBP 6,421,030	—
						$—		$—

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	107,100	USD	77,958	Morgan Stanley & Co.	12/15/2020	$670
CAD	371,700	USD	285,293	Morgan Stanley & Co.	12/15/2020	941
USD	175,418	CAD	227,500	Morgan Stanley & Co.	12/15/2020	228
CHF	18,922,100	USD	20,763,022	Morgan Stanley & Co.	12/15/2020	69,271
USD	557,829	CHF	505,400	Morgan Stanley & Co.	12/15/2020	1,409
EUR	31,143,800	USD	36,673,029	Morgan Stanley & Co.	12/15/2020	491,261
GBP	6,120,042	USD	8,035,696	Morgan Stanley & Co.	12/15/2020	124,679
USD	1,682,374	GBP	1,258,900	Morgan Stanley & Co.	12/15/2020	3,775
NZD	16,402,800	USD	10,939,967	Morgan Stanley & Co.	12/15/2020	561,984
USD	99,847	NZD	142,200	Morgan Stanley & Co.	12/15/2020	134
SEK	39,783,300	USD	4,534,919	Morgan Stanley & Co.	12/15/2020	104,744
						$1,359,096
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	7,066,364	AUD	9,724,400	Morgan Stanley & Co.	12/15/2020	$(72,834)
USD	10,704,804	CAD	14,117,900	Morgan Stanley & Co.	12/15/2020	(166,917)
CHF	252,700	USD	279,171	Morgan Stanley & Co.	12/15/2020	(961)
USD	20,471,393	CHF	18,669,400	Morgan Stanley & Co.	12/15/2020	(82,691)
EUR	173,000	USD	206,910	Morgan Stanley & Co.	12/15/2020	(467)
USD	47,582,707	EUR	40,238,000	Morgan Stanley & Co.	12/15/2020	(433,805)
USD	38,363,176	GBP	29,164,973	Morgan Stanley & Co.	12/15/2020	(524,980)
NZD	237,100	USD	166,335	Morgan Stanley & Co.	12/15/2020	(76)
USD	14,951,712	NZD	22,236,500	Morgan Stanley & Co.	12/15/2020	(640,939)
PLN	54,095,200	USD	14,478,257	Morgan Stanley & Co.	12/15/2020	(64,481)
USD	13,992,910	PLN	54,095,200	Morgan Stanley & Co.	12/15/2020	(420,866)
USD	4,554,148	SEK	39,783,300	Morgan Stanley & Co.	12/15/2020	(85,513)
						$(2,494,530)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	7.71%
Cayman Islands	2.92%
Bermuda	1.38%
United States Virgin Islands	1.33%
Canada	1.06%
France	0.59%
Australia	0.50%
Netherlands	0.48%
Finland	0.36%
Italy	0.33%
New Zealand	0.28%
Israel	0.11%
Ireland	0.09%
United States	80.27%
Other Assets in Excess of Liabilities	2.59%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

B.V. - Besloten Vennootschap is the Dutch term for private limited liability company.

CAD - Canadian dollar

CHF - Swiss franc

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British pound

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

Plc - Public Limited Company

PLN - Polish zloty

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SEK - Swedish krona

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

SONIA - Sterling OverNight Index Average

S&P - Standard & Poor's

SpA - Societa per Azione

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

The following table summarizes the Arbitrage Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2020:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Manufacturers	$35,040,247	$—	$—	$35,040,247
Auto Parts & Equipment	2,712,800	—	—	2,712,800
Banks	13,830,466	—	—	13,830,466
Beverages	7,104,505	—	—	7,104,505
Commercial Services	14,808,055	—	—	14,808,055
Computers & Computer Services	20,947,562	—	41,639,640	62,587,202
Construction Materials	4,292,946	—	—	4,292,946
Distribution/Wholesale	42,523,381	—	—	42,523,381
Diversified Financial Services	85,871,951	—	—	85,871,951
Electric	52,360,689	—	—	52,360,689
Entertainment	11,733,665	—	—	11,733,665
Forest Products & Paper	5,075,710	—	—	5,075,710
Hand/Machine Tools	4,643,580	—	—	4,643,580
Healthcare - Products	54,257,403	—	—	54,257,403
Household Products	12,994,423	—	—	12,994,423
Insurance	139,658,895	—	—	139,658,895
Internet	36,782,908	—	—	36,782,908
Oil & Gas	41,282,196	—	—	41,282,196
Pharmaceuticals	10,943,390	—	—	10,943,390
Real Estate	5,839,184	—	—	5,839,184
Real Estate Investment Trusts	47,206,893	—	—	47,206,893
Retail	135,655,353	—	—	135,655,353
Semiconductors	92,502,726	—	6,390,625	98,893,351
Software	18,259,988	—	30,798,444	49,058,432
Special Purpose Acquisition Companies	3,245,689	—	—	3,245,689
Telecommunications	150,912,299	—	69,044,684	219,956,983
Rights	481,649	—	1,083,804	1,565,453
Corporate Bonds**	—	5,233,568	—	5,233,568
Mutual Funds	70,506,411	—	—	70,506,411

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Private Investments	$—	$—	$1,016,500	$1,016,500
Purchased Options	771,152	—	—	771,152
Short-Term Investments	109,629,763	—	—	109,629,763
TOTAL	$1,231,875,879	$5,233,568	$149,973,697	$1,387,083,144
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,359,096	$—	$1,359,096
Equity Swaps	0	—	—	0
Liabilities
Common Stocks**	(283,721,852)	—	—	(283,721,852)
Exchange-Traded Funds	(7,639,727)	—	—	(7,639,727)
Forward Foreign Currency Exchange Contracts	—	(2,494,530)	—	(2,494,530)
TOTAL	$(291,361,579)	$(1,135,434)	$—	$(292,497,013)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2020:

Investments in Securities	Balance as of May 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2020
Common Stocks	$65,345,698	$676,691	$3,733,066	$70,906,111	$(72,154,391)	$79,366,218	$—	$147,873,393	$4,063,781
Rights	840,340	567,862	(450,718)	1,059,966	(933,646)	—	—	1,083,804	(450,718)
Private Investments	0	—	(16,984)	1,033,484	—	—	—	1,016,500	(16,984)
Total	$66,186,038	$1,244,553	$3,265,364	$72,999,561	$(73,088,037)	$79,366,218	$—	$149,973,697	$3,596,079

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2020:

Investments in Securities	Fair Value at November 30, 2020	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$147,873,393	Deal Value, Liquidation Value	Final determination on Dissent, Final Liquidation Value	$6.25-$88.66, 0 AUD	$35.7858, 0
Rights	$1,083,804	Discounted, probability adjusted value	Discount Rate, Probability	10%, 38.28%-42.25%	$0.6016
Private Investments	$1,016,500	Cost	Cost	$.091-$1	$0.933

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund  Portfolio Information

November 30, 2020 (Unaudited)

Performance (annualized returns as of November 30, 2020)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Event-Driven Fund Class R	10.40%	4.42%	2.19%	2.31%
Water Island Event-Driven Fund Class I	10.82%	4.69%	2.45%	2.56%
Water Island Event-Driven Fund, Class C**	9.68%	3.66%	N/A	1.43%
Water Island Event-Driven Fund, Class A***	10.54%	4.45%	N/A	2.07%
ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index****	0.80%	1.20%	0.64%	0.63%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R and Class I inception: 10/1/10; Class C inception: 6/1/12; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R and Class I shares.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

**** Merger arbitrage and event-driven investing are market neutral investment strategies, which typically exhibit low betas and low correlations to broad equity and credit market indices. As such, the adviser has determined that a more appropriate benchmark for Water Island Event-Driven Fund is a measure of the risk-free rate, in this case the ICE Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.06%, 1.81%, 2.81% and 2.06%, respectively. The Adviser has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.69%, 1.44%, 2.44% and 1.69% for Class R, Class I, Class C and Class A, respectively, until at least September 30, 2021. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio Information (continued)

November 30, 2020 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Water Island Event-Driven Fund's investments (including short sales and excluding derivatives) as of the report date.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund  Portfolio of Investments

November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.27%
Auto Manufacturers - 2.42%
Fiat Chrysler Automobiles N.V.(a)	66,757	$1,040,460
Navistar International Corp.(a)	36,915	1,633,858
		2,674,318
Auto Parts & Equipment - 0.62%
Telenav, Inc.(a)	56,293	267,392
Velodyne Lidar, Inc.(a)	26,577	423,106
		690,498
Banks - 0.94%
CIT Group, Inc.(b)	31,038	1,039,463
Beverages - 0.69%
Coca-Cola Amatil Ltd.	82,035	761,755
Commercial Services - 0.60%
CoreLogic, Inc.(b)	4,941	382,928
IHS Markit Ltd.	2,787	277,195
		660,123
Computers & Computer Services - 6.71%
58.COM, Inc., Class A(a)(c)	194,588	5,448,464
Perspecta, Inc.(b)	18,997	425,913
Virtusa Corp.(a)	31,071	1,556,035
		7,430,412
Distribution/Wholesale - 2.94%
HD Supply Holdings, Inc.(a)	58,308	3,252,420
Diversified Financial Services - 6.21%
Eaton Vance Corp.(b)	86,955	5,824,246
GCM Grosvenor, Inc., Class A(a)	24,177	229,681
Genworth MI Canada, Inc.	24,321	816,880
		6,870,807
Electric - 3.60%
PNM Resources, Inc.	81,038	3,979,776
Energy - Alternate Sources - 0.23%
Championx Corp.(a)	21,541	255,907
Engineering & Construction - 0.61%
AECOM(a)	12,995	674,311

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.27% (Continued)
Entertainment - 0.76%
Cineplex, Inc.	23,327	$186,803
William Hill Plc(a)	182,835	653,728
		840,531
Food - 0.31%
Whole Earth Brands, Inc.(a)	41,352	342,808
Forest Products & Paper - 0.34%
Ahlstrom-Munksjo Oyj	17,569	377,229
Healthcare - Products - 0.37%
Oxford Immunotec Global Plc(a)	28,742	410,148
Healthcare - Services - 0.46%
Cellular Biomedicine Group, Inc.(a)	27,757	510,451
Insurance - 9.16%
National General Holdings Corp.	133,565	4,551,895
Watford Holdings Ltd.(a)(b)	38,089	1,322,450
Willis Towers Watson Plc(b)	20,486	4,264,981
		10,139,326
Internet - 3.49%
Endurance International Group Holdings, Inc.(a)	69,910	662,747
Grubhub, Inc.(a)(b)	45,490	3,199,766
		3,862,513
Leisure Time - 0.17%
Callaway Golf Co.(b)	8,734	185,598
Media - 0.31%
TEGNA, Inc.(b)	24,165	348,218
Oil & Gas - 2.81%
Concho Resources, Inc.(b)	38,243	2,198,208
Parsley Energy, Inc., Class A(b)	37,451	469,261
WPX Energy, Inc.(a)(b)	61,966	441,198
		3,108,667
Pharmaceuticals - 0.93%
BioSpecifics Technologies Corp.(a)	9,496	839,446
Paratek Pharmaceuticals, Inc.(a)	31,231	193,320
		1,032,766

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.27% (Continued)
Real Estate - 0.72%
Entra ASA(d)	17,422	$348,209
McCarthy & Stone Plc(a)(d)	284,539	443,820
		792,029
Real Estate Investment Trusts - 3.29%
Front Yard Residential Corp.(b)	89,596	1,462,207
Taubman Centers, Inc.	50,878	2,173,508
		3,635,715
Retail - 8.00%
Dunkin' Brands Group, Inc.	35,675	3,793,679
Foundation Building Materials, Inc.(a)	36,369	699,740
Tiffany & Co.(b)	33,139	4,357,116
		8,850,535
Semiconductors - 5.78%
Maxim Integrated Products, Inc.(b)	25,686	2,132,966
Xilinx, Inc.(b)	29,295	4,263,887
		6,396,853
Software - 3.31%
Cloudera, Inc.(a)(b)	11,456	133,806
Codemasters Group Holdings Plc(a)	44,669	300,134
MINDBODY, Inc., Class A(a)(c)	48,463	1,768,900
MobileIron, Inc.(a)	152,209	1,071,551
Slack Technologies, Inc., Class A(a)	8,942	383,433
		3,657,824
Special Purpose Acquisition Companies - 7.14%
Alpha Healthcare Acquisition Corp.(a)	20,250	201,893
Artius Acquisition, Inc., Class A(a)	16,206	161,250
Bull Horn Holdings Corp.(a)	40,295	402,950
CC Neuberger Principal Holdings I, Class A(a)	46,017	475,356
CC Neuberger Principal Holdings II, Class A(a)	16,172	161,720
Churchill Capital Corp. IV, Class A(a)	26,955	266,315
DPCM Capital, Inc.(a)	33,703	342,085
Fast Acquisition Corp.(a)	22,409	231,933
Flying Eagle Acquisition Corp., Class A(a)	18,648	289,044
Foley Trasimene Acquisition Corp., Class A(a)	21,186	216,097
Fusion Acquisition Corp.(a)	21,193	222,527
Hennessy Capital Acquisition Corp. IV, Class A(a)	9,426	122,538
Hudson Executive Investment Corp., Class A(a)	26,482	262,966
Kingswood Acquisition Corp.(a)	33,750	340,538
Lefteris Acquisition Corp.(a)	27,053	270,259

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.27% (Continued)
Special Purpose Acquisition Companies - 7.14% (Continued)
LF Capital Acquisition Corp., Class A(a)	26,916	$285,310
Live Oak Acquisition Corp., Class A(a)	27,745	346,813
Longview Acquisition Corp., Class A(a)	13,787	217,145
Oaktree Acquisition Corp. II(a)	26,432	269,342
Omnichannel Acquisition Corp.(a)	27,132	272,677
Pivotal Investment Corp. II, Class A(a)	9,410	132,116
Reinvent Technology Partners(a)	26,432	309,254
Roman DBDR Tech Acquisition Corp.(a)	26,980	276,545
Seaport Global Acquisition Corp.(a)	43,285	432,850
Spartacus Acquisition Corp.(a)	26,962	277,574
Sustainable Opportunities Acquisition Corp., Class A(a)	13,337	138,972
Trebia Acquisition Corp., Class A(a)	21,186	212,707
Trine Acquisition Corp., Class A(a)	37,638	484,777
Vy Global Growth(a)	26,962	280,944
		7,904,497
Telecommunications - 14.35%
Acacia Communications, Inc.(a)(b)	78,051	5,438,594
Altice Europe N.V.(a)	21,818	114,981
Cincinnati Bell, Inc.(a)(b)	109,283	1,662,194
Gilat Satellite Networks Ltd.	60,181	364,697
LogMeIn, Inc.(a)(c)	93,555	8,294,586
		15,875,052
TOTAL COMMON STOCKS (Cost $91,491,626)		96,560,550
RIGHTS - 0.05%
Bristol-Myers Squibb Co.	15,737	18,570
Stemline Therapeutics, Inc. CVR(c)	121,306	41,875
TOTAL RIGHTS (Cost $53,176)		60,445

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 5.20%
Commercial Services - 0.93%
Nielsen Co. Luxembourg SARL (The)(d)	10/01/2021	5.500%	$386,000	$384,070
Refinitiv US Holdings, Inc.(d)	05/15/2026	6.250%	608,000	649,040
				1,033,110

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 5.20% (Continued)
Entertainment - 1.52%
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(d)	07/15/2026	7.000%	$1,585,000	$1,676,137
Internet - 1.25%
EIG Investors Corp.	02/01/2024	10.875%	1,333,000	1,386,987
Oil & Gas - 0.28%
Northern Oil and Gas, Inc., (8.50% Cash + 1.00% PIK)	05/15/2023	8.500%	366,000	308,355
Telecommunications - 1.22%
Cincinnati Bell, Inc.(d)	07/15/2024	7.000%	1,305,000	1,349,070
TOTAL CORPORATE BONDS (Cost $5,805,902)				5,753,659
CONVERTIBLE CORPORATE BONDS - 1.62%
Entertainment - 0.31%
Cineplex, Inc.(d)	09/30/2025	5.750%	392,000	347,116
Pharmaceuticals - 1.31%
Dermira, Inc.	05/15/2022	3.000%	1,430,000	1,444,300
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,729,690)				1,791,416

	Shares	Value
WARRANTS - 0.28%
Special Purpose Acquisition Companies - 0.26%
Artius Acquisition, Inc., Class A, Exercise Price $11.50, Expires 07/13/2026(a)	5,402	$7,671
CC Neuberger Principal Holdings I, Class A, Exercise Price $11.50, Expires 12/31/2025(a)	15,339	25,309
CC Neuberger Principal Holdings II, Class A, Exercise Price $11.50, Expires 07/29/2025(a)	4,043	4,932
Churchill Capital Corp. IV, Class A, Exercise Price $11.50, Expires 09/18/2025(a)	5,391	6,254
Foley Trasimene Acquisition Corp., Class A, Exercise Price $11.50, Expires 07/17/2025(a)	7,062	11,793
Hudson Executive Investment Corp.,Class A, Exercise Price $11.50, Expires 06/21/2025(a)	13,241	13,506
Live Oak Acquisition Corp., Class A, Exercise Price $11.50, Expires 05/08/2027(a)	53,988	173,841
Sustainable Opportunities Acquisition Corp.,Class A, Exercise Price $11.50, Expires 06/26/2025(a)	20,245	31,801

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

	Shares	Value
WARRANTS - 0.28% (Continued)
Special Purpose Acquisition Companies - 0.26% (Continued)
Trebia Acquisition Corp., Class A, Exercise Price $11.50, Expires 12/31/2025(a)	7,062	$9,887
		284,994
Telecommunications - 0.02%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(a)	5,548	21,776
TOTAL WARRANTS (Cost $147,928)		306,770
PREFERRED STOCKS - 0.08%
Insurance - 0.08%
National General Holdings Corp., Series B, 7.500%	3,430	87,191
TOTAL PREFERRED STOCKS (Cost $86,474)		87,191
PRIVATE INVESTMENTS (c)(e) - 0.07%
Fast Capital LLC(a)	22,800	22,800
Fuse LLC(a)	56,600	51,455
Fuse Sponsor Capital, Z2 Shares(a)	5,660	5,145
TOTAL PRIVATE INVESTMENTS (Cost $80,728)		79,400

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.07%
Call Options Purchased - 0.06%
Devon Energy Corp.	01/2021	$13.74	$383,326	274	$35,620
Maxeon Solar Technologies Ltd.	12/2020	30.00	297,924	122	8,540
S&P Global, Inc.	01/2021	350.00	211,068	6	8,880
Taubman Centers, Inc.
	01/2021	40.00	162,336	38	11,400
	01/2021	45.00	657,888	154	0
TOTAL CALL OPTIONS PURCHASED (Cost $60,477)					64,440

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.07% (Continued)
Put Options Purchased - 0.01%
iShares iBoxx $ Investment Grade Corporate Bond ETF	01/2021	$130.00	$3,018,864	218	$4,905
iShares Russell 2000 ETF
	01/2021	142.00	434,448	24	1,080
	01/2021	145.00	434,448	24	1,344
TOTAL PUT OPTIONS PURCHASED (Cost $74,935)					7,329
TOTAL PURCHASED OPTIONS (Cost $135,412)					71,769

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 4.48%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.020	%(f)	2,479,945	$2,479,945
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.132	%(f)	2,479,945	2,479,945
				4,959,890
TOTAL SHORT-TERM INVESTMENTS (Cost $4,959,890)				4,959,890
Total Investments - 99.12% (Cost $104,490,826)				109,671,090
Other Assets in Excess of Liabilities - 0.88%(g)				977,086
NET ASSETS - 100.00%				$110,648,176

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At November 30, 2020, the aggregate fair market value of those securities was $30,737,696, representing 27.78% of net assets.

(c)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2020, the total fair market value of these securities was $15,633,225, representing 14.13% of net assets.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2020, these securities had a total value of $5,197,462 or 4.70% of net assets.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

(e)  Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.

(f)  Rate shown is the 7-day effective yield as of November 30, 2020.

(g)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (15.62%)
Auto Manufacturers - (0.82%)
Peugeot SA	(38,322)	$(903,506)
Banks - (1.21%)
First Citizens BancShares, Inc., Class A	(1,924)	(1,017,007)
Morgan Stanley	(5,180)	(320,280)
		(1,337,287)
Commercial Services - (0.33%)
Booz Allen Hamilton Holding Corp., Class A	(994)	(86,269)
S&P Global, Inc.	(791)	(278,258)
		(364,527)
Computers & Computer Services - (0.13%)
CACI International, Inc., Class A	(283)	(67,153)
Science Applications International Corp.	(824)	(76,253)
		(143,406)
Energy - Alternate Sources - (0.23%)
Maxeon Solar Technologies Ltd.	(10,278)	(250,989)
Engineering & Construction - (0.42%)
Jacobs Engineering Group, Inc.	(1,547)	(166,829)
Stantec, Inc.	(4,885)	(147,185)
WSP Global, Inc.	(2,030)	(150,761)
		(464,775)
Environmental Control - (0.18%)
Tetra Tech, Inc.	(1,638)	(195,331)
Food - (2.93%)
Just Eat Takeaway.com N.V.	(30,524)	(3,241,997)
Leisure Time - (0.07%)
Acushnet Holdings Corp.	(2,135)	(80,489)
Media - (0.17%)
Nexstar Media Group, Inc., Class A	(1,793)	(188,713)
Oil & Gas - (2.83%)
ConocoPhillips	(55,835)	(2,208,832)
Devon Energy Corp.	(31,999)	(447,666)
Pioneer Natural Resources Co.	(4,689)	(471,620)
		(3,128,118)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (15.62%) (Continued)
Pharmaceuticals - (0.11%)
Viatris, Inc.	(7,478)	$(125,780)
Semiconductors - (5.64%)
Advanced Micro Devices, Inc.	(50,487)	(4,678,125)
Analog Devices, Inc.	(11,211)	(1,559,226)
		(6,237,351)
Software - (0.39%)
salesforce.com, Inc.	(845)	(207,701)
Take-Two Interactive Software, Inc.	(1,266)	(228,526)
		(436,227)
Telecommunications - (0.16%)
Cincinnati Bell, Inc.	(12,017)	(182,779)
TOTAL COMMON STOCKS (Proceeds $15,481,474)		(17,281,275)
EXCHANGE-TRADED FUNDS - (0.42%)
Equity Funds - (0.42%)
iShares Russell 2000 Growth ETF	(722)	(189,590)
iShares Russell 2000 Value ETF	(454)	(55,669)
VanEck Vectors Oil Services ETF	(1,574)	(217,055)
		(462,314)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $412,825)		(462,314)
TOTAL SECURITIES SOLD SHORT (Proceeds $15,894,299)		$(17,743,589)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/19/2021	$—	$—	$—	USD	691,923	$—
Morgan Stanley & Co./ Monthly	Aon Plc	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/19/2021	—	—	—	USD	4,533,191	—
Goldman Sachs & Co./ Monthly	William Hill Plc	Paid 1 Month GBP LIBOR Plus 45 bps (0.440%)	10/19/2021	—	—	—	GBP	736,998	—
Goldman Sachs & Co./ Monthly	Morgan Stanley	Received 1 Month LIBOR Minus 40 bps (-0.260%)	10/28/2021	—	—	—	USD	2,815,800	—
Goldman Sachs & Co./ Monthly	Kaz Minerals Plc	Paid 1 Month GBP LIBOR Plus 45 bps (0.639%)	11/01/2021	—	—	—	GBP	167,197	—
Goldman Sachs & Co./ Monthly	Alternative Credit Investments	Paid 1 Month GBP LIBOR Plus 70 bps (0.743%)	11/05/2021	—	—	—	GBP	147,728	—
						$—			$—

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	2,703,500	USD	2,059,457	Morgan Stanley & Co.	12/15/2020	$22,416
USD	56,134	CAD	72,800	Morgan Stanley & Co.	12/15/2020	73
CHF	1,414,300	USD	1,551,897	Morgan Stanley & Co.	12/15/2020	5,178
USD	36,424	CHF	33,000	Morgan Stanley & Co.	12/15/2020	92
EUR	2,155,800	USD	2,539,626	Morgan Stanley & Co.	12/15/2020	32,916
USD	7,290	EUR	6,100	Morgan Stanley & Co.	12/15/2020	11
GBP	190,558	USD	252,792	Morgan Stanley & Co.	12/15/2020	1,295
USD	348,694	NOK	3,090,700	Morgan Stanley & Co.	12/15/2020	1,242
NZD	1,269,100	USD	846,286	Morgan Stanley & Co.	12/15/2020	43,630
SEK	3,210,400	USD	366,116	Morgan Stanley & Co.	12/15/2020	8,292
						$115,145
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	726,218	AUD	1,033,600	Morgan Stanley & Co.	12/15/2020	$(32,603)
CAD	55,600	USD	42,857	Morgan Stanley & Co.	12/15/2020	(41)
USD	3,276,084	CAD	4,295,500	Morgan Stanley & Co.	12/15/2020	(31,736)
CHF	16,500	USD	18,229	Morgan Stanley & Co.	12/15/2020	(63)
USD	1,532,772	CHF	1,397,800	Morgan Stanley & Co.	12/15/2020	(6,137)
EUR	13,200	USD	15,788	Morgan Stanley & Co.	12/15/2020	(36)
USD	2,272,800	EUR	1,923,800	Morgan Stanley & Co.	12/15/2020	(22,894)
USD	1,392,285	GBP	1,068,661	Morgan Stanley & Co.	12/15/2020	(32,651)
USD	853,094	NZD	1,269,100	Morgan Stanley & Co.	12/15/2020	(36,823)
PLN	4,070,100	USD	1,089,338	Morgan Stanley & Co.	12/15/2020	(4,852)
USD	1,052,760	PLN	4,070,100	Morgan Stanley & Co.	12/15/2020	(31,725)
USD	367,595	SEK	3,210,400	Morgan Stanley & Co.	12/15/2020	(6,811)
						$(206,372)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	6.67%
Cayman Islands	5.17%
Netherlands	1.62%
United States Virgin Islands	1.32%
Canada	1.22%
Bermuda	1.20%
Australia	0.69%
Luxembourg	0.35%
Finland	0.34%
Israel	0.33%
Norway	0.32%
United States	79.89%
Other Assets in Excess of Liabilities	0.88%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

B.V. - Besloten Vennootschap is the Dutch term for private limited liability company.

CAD - Canadian dollar

CHF - Swiss franc

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

NOK - Norwegian krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

PIK - Payment-in-kind

Plc - Public Limited Company

PLN - Polish zloty

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company.

SEK - Swedish krona

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

S&P - Standard & Poor's

USD - United States Dollar

The following table summarizes the Water Island Diversified Event-Driven Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2020:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Manufacturers	$2,674,318	$—	$—	$2,674,318
Auto Parts & Equipment	690,498	—	—	690,498
Banks	1,039,463	—	—	1,039,463
Beverages	761,755	—	—	761,755
Commercial Services	660,123	—	—	660,123
Computers & Computer Services	1,981,948	—	5,448,464	7,430,412
Distribution/Wholesale	3,252,420	—	—	3,252,420
Diversified Financial Services	6,870,807	—	—	6,870,807
Electric	3,979,776	—	—	3,979,776
Energy - Alternate Sources	255,907	—	—	255,907
Engineering & Construction	674,311	—	—	674,311
Entertainment	840,531	—	—	840,531
Food	342,808	—	—	342,808
Forest Products & Paper	377,229	—	—	377,229
Healthcare - Products	410,148	—	—	410,148
Healthcare - Services	510,451	—	—	510,451
Insurance	10,139,326	—	—	10,139,326
Internet	3,862,513	—	—	3,862,513
Leisure Time	185,598	—	—	185,598
Media	348,218	—	—	348,218
Oil & Gas	3,108,667	—	—	3,108,667
Pharmaceuticals	1,032,766	—	—	1,032,766
Real Estate	792,029	—	—	792,029
Real Estate Investment Trusts	3,635,715	—	—	3,635,715
Retail	8,850,535	—	—	8,850,535
Semiconductors	6,396,853	—	—	6,396,853
Software	1,888,924	—	1,768,900	3,657,824
Special Purpose Acquisition Companies	7,904,497	—	—	7,904,497
Telecommunications	7,580,466	—	8,294,586	15,875,052
Rights	18,570	—	41,875	60,445
Corporate Bonds**	—	5,753,659	—	5,753,659
Convertible Corporate Bonds**	—	1,791,416	—	1,791,416
Warrants	284,994	21,776	—	306,770
Preferred Stocks**	87,191	—	—	87,191

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Private Investments	$—	$—	$79,400	$79,400
Purchased Options	71,769	—	—	71,769
Short-Term Investments	4,959,890	—	—	4,959,890
TOTAL	$86,471,014	$7,566,851	$15,633,225	$109,671,090
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$115,145	$—	$115,145
Equity Swaps	0	—	—	0
Liabilities
Common Stocks**	(17,281,275)	—	—	(17,281,275)
Exchange-Traded Funds	(462,314)	—	—	(462,314)
Forward Foreign Currency Exchange Contracts	—	(206,372)	—	(206,372)
TOTAL	$(17,743,589)	$(91,227)	$—	$(17,834,816)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2020:

Investments in Securities	Balance as of May 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2020
Common Stock	$2,731,749	$33,758	$430,685	$5,429,345	$(1,690,949)	$8,577,362	$—	$15,511,950	$448,217
Private Investments	—	—	(1,328)	80,728	—	—	—	79,400	(1,328)
Rights	—	—	1,844	40,031	—	—	—	41,875	1,844
Total	$2,731,749	$33,758	$431,201	$5,550,104	$(1,690,949)	$8,577,362	$—	$15,633,225	$448,733

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2020:

Investments in Securities	Fair Value at November 30, 2020	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stock	$15,511,950	Deal Value	Final Determination on Dissent	$28-$88.66	$46.08
Private Investments	$79,400	Cost	Cost	$0.91-$1	$0.97
Rights	$41,875	Discounted, probability adjusted value	Discount Rate, Probability	10%, 42.25%	$0.35

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio Information

November 30, 2020 (Unaudited)

Performance (annualized returns as of November 30, 2020)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Credit Opportunities Fund, Class R	6.43%	3.66%	N/A	2.90%
Water Island Credit Opportunities Fund, Class I	6.72%	3.90%	N/A	3.13%
Water Island Credit Opportunities Fund, Class C**	5.66%	2.87%	N/A	2.16%
Water Island Credit Opportunities Fund, Class A***	6.57%	3.65%	N/A	2.83%
ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	0.80%	1.20%	N/A	0.76%
Bloomberg Barclays Capital U.S. Aggregate Bond Index	7.28%	4.34%	N/A	3.24%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R, Class I and Class C inception: 10/1/12; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R, Class I and Class C shares.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 1.97%, 1.72%, 2.72% and 1.97%, respectively. The Adviser has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.23%, 0.98%, 1.98% and 1.23% for Class R, Class I, Class C and Class A, respectively, until at least September 30, 2021. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2020

Water Island Credit Opportunities Fund  Portfolio Information (continued)

November 30, 2020 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Water Island Credit Opportunities Fund investments (including short sales and excluding derivatives) as of the report date.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments

November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.43%
Commercial Services - 0.43%
Nielsen Holdings Plc	18,000	$291,060
TOTAL COMMON STOCKS (Cost $308,030)		291,060

	Maturity Date	Rate	Principal Amount	Value
BANK LOAN - 1.45%
Commercial Services - 1.45%
Refinitiv US Holdings, Inc., 2018 USD Term Loan B, Variable Rate, (1 mo. USD LIBOR plus 3.250%)	12/31/2020	3.396%	$989,924	$984,975
TOTAL BANK LOANS (Cost $995,043)				984,975
CORPORATE BONDS - 67.89%
Aerospace & Defense - 4.72%
Boeing Co. (The)	05/01/2050	5.805%	1,250,000	1,651,355
Triumph Group, Inc.	06/01/2022	5.250%	1,687,000	1,552,040
				3,203,395
Auto Manufacturers - 4.37%
Navistar International Corp.(a)(b)	05/01/2025	9.500%	750,000	839,063
Navistar International Corp.(a)	11/01/2025	6.625%	2,032,000	2,126,894
				2,965,957
Auto Parts & Equipment - 2.73%
BorgWarner, Inc.(a)	10/01/2025	5.000%	1,581,000	1,853,215
Banks - 1.46%
CIT Group, Inc.	08/01/2023	5.000%	50,000	54,312
Truist Bank, Variable Rate, (3 mo. USD LIBOR plus 0.65%)(b)	03/15/2028	0.900%	1,000,000	938,440
				992,752
Commercial Services - 5.42%
APX Group, Inc.	12/01/2022	7.875%	1,030,000	1,031,288
Nielsen Co. Luxembourg SARL (The)(a)	10/01/2021	5.500%	443,000	440,785
Refinitiv US Holdings, Inc.(a)	05/15/2026	6.250%	2,069,000	2,208,657
				3,680,730

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 67.89% (Continued)
Computers & Computer Services - 1.72%
Dell International LLC / EMC Corp.(a)(b)	10/01/2026	4.900%	$1,000,000	$1,167,857
Construction Materials - 3.03%
BMC East LLC(a)(b)	10/01/2024	5.500%	2,000,000	2,058,000
Distribution/Wholesale - 1.56%
HD Supply, Inc.(a)	10/15/2026	5.375%	1,000,000	1,060,000
Electrical Components & Equipment - 1.83%
WESCO Distribution, Inc.	12/15/2021	5.375%	1,238,000	1,241,268
Entertainment - 6.66%
Scientific Games International, Inc.(a)	10/15/2025	5.000%	1,500,000	1,543,125
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(a)	07/15/2026	7.000%	2,820,000	2,982,150
				4,525,275
Insurance - 1.70%
Fidelity & Guaranty Life Holdings, Inc.(a)	05/01/2025	5.500%	1,000,000	1,155,860
Internet - 4.24%
EIG Investors Corp.	02/01/2024	10.875%	2,770,000	2,882,185
Media - 0.76%
Walt Disney Co. (The)(b)	09/01/2049	2.750%	500,000	515,234
Office/Business Equip - 0.68%
Xerox Corp.(b)	05/15/2021	4.500%	457,000	462,918
Oil & Gas - 6.76%
Noble Energy, Inc.	11/15/2043	5.250%	520,000	719,844
Northern Oil and Gas, Inc., (8.50% Cash + 1.00% PIK)	05/15/2023	8.500%	1,709,238	1,440,033
Parsley Energy LLC / Parsley Finance Corp.(a)	01/15/2025	5.375%	1,416,000	1,458,480
WPX Energy, Inc.	10/15/2027	5.250%	130,000	137,150
WPX Energy, Inc.(b)	06/15/2028	5.875%	775,000	835,062
				4,590,569
Pipelines - 2.26%
Midwest Connector Capital Co. LLC(a)	04/01/2024	3.900%	500,000	507,437
NuStar Logistics LP(b)	02/01/2021	6.750%	1,025,000	1,026,538
				1,533,975

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 67.89% (Continued)
Semiconductors - 0.37%
Microchip Technology, Inc.(b)	06/01/2021	3.922%	$250,000	$254,086
Software - 0.54%
Rackspace Technology Global, Inc.(a)	11/15/2024	8.625%	350,000	365,330
Telecommunications - 17.08%
Cincinnati Bell, Inc.(a)	07/15/2024	7.000%	2,300,000	2,377,671
	10/15/2025	8.000%	2,000,000	2,141,400
Hughes Satellite Systems Corp.(b)	06/15/2021	7.625%	1,000,000	1,030,000
ORBCOMM, Inc.(a)	04/01/2024	8.000%	3,000,000	3,120,000
T-Mobile USA, Inc.(b)	03/01/2023	6.000%	2,930,000	2,935,655
				11,604,726
TOTAL CORPORATE BONDS (Cost $45,126,974)				46,113,332
CONVERTIBLE CORPORATE BONDS - 22.27%
Computers & Computer Services - 2.23%
Pure Storage, Inc.	04/15/2023	0.125%	1,500,000	1,517,333
Entertainment - 0.74%
Cineplex, Inc.(a)	09/30/2025	5.750%	567,000	502,079
Internet - 2.49%
Twitter, Inc.	06/15/2024	0.250%	1,500,000	1,689,788
Pharmaceuticals - 5.09%
Dermira, Inc.	05/15/2022	3.000%	1,938,000	1,957,380
Jazz Investments I Ltd.	08/15/2021	1.875%	1,500,000	1,502,663
				3,460,043
Semiconductors - 2.69%
Synaptics, Inc.(b)	06/15/2022	0.500%	1,500,000	1,830,000
Software - 9.03%
Nuance Communications, Inc.(b)	12/15/2035	1.000%	1,000,000	1,827,101
Verint Systems, Inc.	06/01/2021	1.500%	2,000,000	2,071,344
Slack Technologies, Inc.(a)	04/15/2025	0.500%	1,500,000	2,232,004
				6,130,449
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $13,545,829)				15,129,692

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

	Shares	Value
WARRANTS - 0.02%
Telecommunications - 0.02%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(c)	3,017	$11,842
TOTAL WARRANTS (Cost $0)		11,842
PREFERRED STOCKS - 2.30%
Insurance - 0.20%
National General Holdings Corp., Series B, 7.500%(b)	5,536	140,725
National General Holdings Corp., Series C, 7.500%	10	262
		140,987
Real Estate Investment Trusts - 2.10%
Taubman Centers, Inc., Series J, 6.500%	56,471	1,425,334
TOTAL PREFERRED STOCKS (Cost $1,415,612)		1,566,321

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(c) - 0.48%
Call Options Purchased - 0.48%
Devon Energy Corp.	01/2021	$12.74	$760,500	500	$94,250
Scientific Games Corp.
	12/2020	32.00	37,280	10	5,650
	12/2020	37.00	372,800	100	24,750
Triumph Group, Inc.	01/2021	12.50	1,317,000	1,000	202,500
TOTAL CALL OPTIONS PURCHASED (Cost $255,628)					327,150
TOTAL PURCHASED OPTIONS (Cost $255,628)					327,150

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 2.25%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.020	%(d)	763,918	$763,918
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.132	%(d)	763,919	763,919
				1,527,837
TOTAL SHORT-TERM INVESTMENTS (Cost $1,527,837)				1,527,837
Total Investments - 97.09% (Cost $63,174,953)				65,952,209
Other Assets in Excess of Liabilities - 2.91%(e)				1,973,539
NET ASSETS - 100.00%				$67,925,748

Portfolio Footnotes

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2020, these securities had a total value of $30,140,007 or 44.37% of net assets.

(b)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2020, the aggregate fair market value of those securities was $12,249,290, representing 18.03% of net assets.

(c)  Non-income-producing security.

(d)  Rate shown is the 7-day effective yield as of November 30, 2020.

(e)  Includes cash held as collateral for short sales and written option contracts.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (12.65%)
Aerospace & Defense - (0.97%)
Triumph Group, Inc.	(50,100)	$(659,817)
Auto Manufacturers - (0.33%)
Navistar International Corp.	(5,000)	(221,300)
Commercial Services - (0.43%)
Nielsen Holdings Plc	(18,000)	(291,060)
Computers & Computer Services - (0.61%)
Pure Storage, Inc., Class A	(22,800)	(416,556)
Entertainment - (0.82%)
Cineplex, Inc.	(32,500)	(260,260)
Scientific Games Corp., Class A	(7,900)	(294,512)
		(554,772)
Internet - (1.16%)
Endurance International Group Holdings, Inc.	(7,500)	(71,100)
Twitter, Inc.	(15,400)	(716,254)
		(787,354)
Oil & Gas - (0.62%)
Devon Energy Corp.	(30,000)	(419,700)
Pharmaceuticals - (0.31%)
Jazz Pharmaceuticals Plc	(1,500)	(211,065)
Semiconductors - (1.29%)
Synaptics, Inc.	(11,300)	(878,801)
Software - (5.02%)
Nuance Communications, Inc.	(37,200)	(1,604,436)
Slack Technologies, Inc., Class A	(33,900)	(1,453,632)
Verint Systems, Inc.	(6,200)	(353,152)
		(3,411,220)
Telecommunications - (1.09%)
Cincinnati Bell, Inc.	(43,400)	(660,114)
EchoStar Corp., Class A	(3,500)	(83,195)
		(743,309)
TOTAL COMMON STOCKS (Proceeds $7,174,201)		(8,594,954)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
U.S. TREASURY & GOVERNMENT AGENCIES - (4.34%)
Sovereign - (4.34%)
U.S. Treasury Bond	11/15/2049	2.375%	$(268,000)	$(319,203)
U.S. Treasury Bond	02/15/2050	2.000%	(1,240,000)	(1,366,373)
U.S. Treasury Note	02/28/2022	1.125%	(140,000)	(141,772)
U.S. Treasury Note	02/28/2025	1.125%	(1,080,000)	(1,117,547)
				(2,944,895)
TOTAL U.S. TREASURY & GOVERNMENT AGENCIES (Proceeds $3,025,856)				(2,944,895)
TOTAL SECURITIES SOLD SHORT (Proceeds $10,200,057)				$(11,539,849)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Jazz Pharmaceuticals Plc	12/2020	140.00	$(140,710)	(10)	$(5,050)
Twitter, Inc.	12/2020	45.00	(46,510)	(10)	(1,065)
TOTAL WRITTEN PUT OPTIONS (Premiums received $7,627)					(6,115)
TOTAL WRITTEN OPTIONS (Premiums received $7,627)					$(6,115)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	SPDR Bloomberg Barclays High Yield Bond ETF	Received 1 Month- Federal Rate Minus 40 Bps (-0.320%)	08/19/2021	$—	$—	$—	USD	1,494,667	$—
Morgan Stanley & Co./ Monthly	iShares iBoxx $ Investment Grade Corporate Bond ETF	Paid 1 Month- Federal Rate Minus 40 Bps (-0.320%)	08/19/2021	—	—	—	USD	1,190,928	—
Morgan Stanley & Co./ Monthly	NuStar Energy LP	Paid 1 Month- Federal Rate Minus 40 Bps (-0.320%)	08/19/2021	—	—	—	USD	93,030	—
						$—			$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	562,000	USD	427,611	Morgan Stanley & Co.	12/15/2020	$5,166
USD	31,834	CAD	41,300	Morgan Stanley & Co.	12/15/2020	31
						$5,197
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	656,823	CAD	860,000	Morgan Stanley & Co.	12/15/2020	$(5,435)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	4.39%
Ireland	2.21%
Canada	0.74%
Luxembourg	0.65%
United States	89.10%
Other Assets in Excess of Liabilities	2.91%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

PIK - Payment-in-kind

Plc - Public Limited Company

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company.

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

The following table summarizes the Water Island Credit Opportunities Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2020:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$291,060	$—	$—	$291,060
Bank Loans	—	984,975	—	984,975
Corporate Bonds**	—	46,113,332	—	46,113,332
Convertible Corporate Bonds**	—	15,129,692	—	15,129,692
Warrants	—	11,842	—	11,842
Preferred Stocks**	1,566,321	—	—	1,566,321
Purchased Options	327,150	—	—	327,150
Short-Term Investments	1,527,837	—	—	1,527,837
TOTAL	$3,712,368	$62,239,841	$—	$65,952,209
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$5,197	$—	$5,197
Equity Swaps	0	—	—	0
Liabilities
Common Stocks**	(8,594,954)	—	—	(8,594,954)
U.S. Treasury & Government Agencies	—	(2,944,895)	—	(2,944,895)
Written Options	(6,115)	—	—	(6,115)
Forward Foreign Currency Exchange Contracts	—	(5,435)	—	(5,435)
TOTAL	$(8,601,069)	$(2,945,133)	$—	$(11,546,202)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Long/Short Fund  Portfolio Information

November 30, 2020 (Unaudited)

Performance (annualized returns as of November 30, 2020)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Long/Short Fund Class R	23.25%	6.62%	N/A	4.24%
Water Island Long/Short Fund Class I	23.55%	6.67%	N/A	4.28%
ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	0.80%	1.20%	N/A	1.02%
S&P 500® Index	17.46%	13.99%	N/A	12.06%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R and Class I inception: 12/31/14. The "Since Inception" returns for securities indices are for the inception date of Class R and Class I shares.

The Total Annual Fund Operating Expenses for Class R and Class I are 12.84% and 12.85%, respectively. The Adviser has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.69% and 1.44% for Class R and Class I, respectively, until at least September 30, 2021. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2020

Water Island Long/Short Fund  Portfolio Information (continued)

November 30, 2020 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Water Island Long/Short Fund's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

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Water Island Long/Short Fund  Portfolio of Investments

November 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 83.98%
Auto Parts & Equipment - 2.04%
Velodyne Lidar, Inc.(a)	3,013	$47,967
Commercial Services - 1.57%
CoreLogic, Inc.(b)	477	36,967
Computers & Computer Services - 2.91%
Perspecta, Inc.(b)	3,047	68,314
Diversified Financial Services - 0.73%
GCM Grosvenor, Inc., Class A(a)	1,813	17,224
Energy - Alternate Sources - 1.31%
Championx Corp.(a)(b)	2,595	30,829
Engineering & Construction - 5.26%
AECOM(a)(b)	1,420	73,684
frontdoor, Inc.(a)(b)	1,055	49,943
		123,627
Food - 2.71%
Whole Earth Brands, Inc.(a)	7,685	63,709
Healthcare - Products - 1.42%
Oxford Immunotec Global Plc(a)	2,344	33,449
Insurance - 2.27%
Watford Holdings Ltd.(a)	1,536	53,330
Internet - 5.09%
Grubhub, Inc.(a)(b)	923	64,924
NortonLifeLock, Inc.(b)	3,000	54,690
		119,614
Leisure Time - 0.80%
Callaway Golf Co.(b)	889	18,891
Media - 10.60%
Kabel Deutschland Holding AG	553	71,242
TEGNA, Inc.(b)	3,258	46,948
Liberty Broadband Corp., Class A(a)(b)	835	130,903
		249,093
Miscellaneous Manufacturing - 1.40%
Trane Technologies Plc(b)	225	32,904
Pharmaceuticals - 3.17%
McKesson Europe AG	2,223	68,679
Paratek Pharmaceuticals, Inc.(a)(b)	933	5,775
		74,454

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 83.98% (Continued)
Real Estate Investment Trusts - 4.36%
Front Yard Residential Corp.(b)	6,285	$102,571
Retail - 2.89%
Dunkin' Brands Group, Inc.	374	39,771
Shift Technologies, Inc.(a)	3,000	28,170
		67,941
Software - 2.14%
Cloudera, Inc.(a)(b)	2,214	25,859
Slack Technologies, Inc., Class A(a)	568	24,356
		50,215
Special Purpose Acquisition Companies - 28.04%
Alpha Healthcare Acquisition Corp.(a)	1,349	13,449
Artius Acquisition, Inc., Class A(a)	1,023	10,179
Bull Horn Holdings Corp.(a)	2,645	26,450
CC Neuberger Principal Holdings I, Class A(a)	3,981	41,124
CC Neuberger Principal Holdings II, Class A(a)	1,012	10,120
Churchill Capital Corp. IV, Class A(a)	1,685	16,648
DPCM Capital, Inc.(a)	2,240	22,736
Fast Acquisition Corp.(a)	1,495	15,473
Flying Eagle Acquisition Corp., Class A(a)	2,369	36,719
Foley Trasimene Acquisition Corp., Class A(a)	1,968	20,074
Fusion Acquisition Corp.(a)	2,336	24,528
Hennessy Capital Acquisition Corp. IV, Class A(a)	791	10,283
Hudson Executive Investment Corp., Class A(a)	2,462	24,448
Kingswood Acquisition Corp.(a)	2,245	22,652
Lefteris Acquisition Corp.(a)	1,885	18,831
LF Capital Acquisition Corp., Class A(a)	2,177	23,076
Live Oak Acquisition Corp., Class A(a)	4,067	50,837
Longview Acquisition Corp., Class A(a)	2,839	44,714
Oaktree Acquisition Corp. II(a)	1,779	18,128
Omnichannel Acquisition Corp.(a)	1,812	18,211
Pivotal Investment Corp. II, Class A(a)	796	11,176
Reinvent Technology Partners(a)	1,779	20,814
Roman DBDR Tech Acquisition Corp.(a)	1,792	18,368
Seaport Global Acquisition Corp.(a)	3,015	30,150
Spartacus Acquisition Corp.(a)	1,792	18,449
Sustainable Opportunities Acquisition Corp., Class A(a)	1,281	13,348
Trebia Acquisition Corp., Class A(a)	1,968	19,759
Trine Acquisition Corp., Class A(a)	3,079	39,657
Vy Global Growth(a)	1,792	18,673
		659,074

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 83.98% (Continued)
Telecommunications - 5.27%
Gilat Satellite Networks Ltd.	4,900	$29,694
LogMeIn, Inc.(a)(c)	1,063	94,246
		123,940
TOTAL COMMON STOCKS (Cost $1,749,439)		1,974,113
WARRANTS - 1.36%
Special Purpose Acquisition Companies - 1.36%
Artius Acquisition, Inc., Class A, Exercise Price $11.50, Expires 07/13/2026(a)	341	484
CC Neuberger Principal Holdings I, Class A, Exercise Price $11.50, Expires 12/31/2025(a)	1,327	2,190
CC Neuberger Principal Holdings II, Class A, Exercise Price $11.50, Expires 07/29/2025(a)	253	309
Churchill Capital Corp. IV, Class A, Exercise Price $11.50, Expires 09/18/2025(a)	337	391
Foley Trasimene Acquisition Corp., Class A, Exercise Price $11.50, Expires 07/17/2025(a)	656	1,095
Hudson Executive Investment Corp.,Class A, Exercise Price $11.50, Expires 06/21/2025(a)	1,231	1,256
Live Oak Acquisition Corp., Class A, Exercise Price $11.50, Expires 05/08/2027(a)	6,984	22,488
Sustainable Opportunities Acquisition Corp.,Class A, Exercise Price $11.50, Expires 06/26/2025(a)	1,745	2,741
Trebia Acquisition Corp., Class A, Exercise Price $11.50, Expires 12/31/2025(a)	656	918
		31,872
TOTAL WARRANTS (Cost $16,320)		31,872
PREFERRED STOCKS - 2.38%
Real Estate Investment Trusts - 2.38%
Taubman Centers, Inc., Series J, 6.500%	2,219	56,008
TOTAL PREFERRED STOCKS (Cost $50,192)		56,008

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

	Shares	Value
PRIVATE INVESTMENTS(c)(d) - 0.06%
Fast Capital LLC(a)	400	$400
Fuse LLC(a)	1,100	1,000
Fuse Sponsor Capital, Z2 Shares(a)	110	100
TOTAL PRIVATE INVESTMENTS (Cost $1,525)		1,500

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.06%
Call Option Purchased - 0.02%
Maxeon Solar Technologies Ltd.	12/2020	$30.00	$19,536	8	$560
TOTAL CALL OPTIONS PURCHASED (Cost $823)					560
Put Options Purchased - 0.04%
iShares Russell 2000 ETF
	12/2020	120.00	271,530	15	0
	12/2020	135.00	271,530	15	53
	01/2021	135.00	615,468	34	935
TOTAL PUT OPTIONS PURCHASED (Cost $38,542)					988
TOTAL PURCHASED OPTIONS (Cost $39,365)					1,548

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 12.83%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.020	%(e)	150,778	$150,778
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.132	%(e)	150,778	150,778
				301,556
TOTAL SHORT-TERM INVESTMENTS (Cost $301,556)				301,556
Total Investments - 100.67% (Cost $2,158,397)				2,366,597
Liabilities in Excess of Other Assets - (0.67)%(f)				(15,827)
NET ASSETS - 100.00%				$2,350,770

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2020, the aggregate fair market value of those securities was $676,459, representing 28.78% of net assets.

(c)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2020, the total fair market value of these securities was $95,746, representing 4.07% of net assets.

(d)  Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.

(e)  Rate shown is the 7-day effective yield as of November 30, 2020.

(f)  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (18.36%)
Commercial Services - (0.59%)
Booz Allen Hamilton Holding Corp., Class A	(159)	$(13,800)
Computers & Computer Services - (0.98%)
CACI International, Inc., Class A	(46)	(10,916)
Science Applications International Corp.	(132)	(12,215)
		(23,131)
Construction Materials - (1.10%)
Johnson Controls International Plc	(273)	(12,569)
Lennox International, Inc.	(46)	(13,240)
		(25,809)
Energy - Alternate Sources - (0.75%)
Maxeon Solar Technologies Ltd.	(725)	(17,704)
Engineering & Construction - (2.62%)
Jacobs Engineering Group, Inc.	(169)	(18,225)
Stantec, Inc.	(534)	(16,089)
WillScot Mobile Mini Holdings Corp.	(500)	(10,755)
WSP Global, Inc.	(222)	(16,487)
		(61,556)
Environmental Control - (0.91%)
Tetra Tech, Inc.	(179)	(21,346)
Food - (2.79%)
Just Eat Takeaway.com N.V.	(619)	(65,745)
Food Service - (1.19%)
Aramark	(800)	(28,000)
Leisure Time - (0.35%)
Acushnet Holdings Corp.	(217)	(8,181)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (18.36%) (Continued)
Media - (6.30%)
Charter Communications, Inc., Class A	(188)	$(122,574)
Nexstar Media Group, Inc., Class A	(242)	(25,471)
		(148,045)
Pharmaceuticals - (0.22%)
Viatris, Inc.	(303)	(5,096)
Software - (0.56%)
salesforce.com, Inc.	(54)	(13,273)
TOTAL COMMON STOCKS (Proceeds $364,342)		(431,686)
EXCHANGE-TRADED FUNDS - (1.37%)
Equity Funds - (1.37%)
iShares Russell 2000 Growth ETF	(23)	(6,040)
VanEck Vectors Oil Services ETF	(189)	(26,063)
		(32,103)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $29,063)		(32,103)
TOTAL SECURITIES SOLD SHORT (Proceeds $393,405)		$(463,789)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
iShares Russell 2000 ETF
	12/2020	$110.00	$(271,530)	(15)	$0
	12/2020	115.00	(271,530)	(15)	0
	01/2021	125.00	(615,468)	(34)	(493)
TOTAL WRITTEN PUT OPTIONS (Premiums received $26,265)					(493)
TOTAL WRITTEN OPTIONS (Premiums received $26,265)					$(493)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	35,590	USD	27,135	Morgan Stanley & Co.	12/15/2020	$271
EUR	1,770	USD	2,082	Morgan Stanley & Co.	12/15/2020	31
GBP	10,000	USD	13,105	Morgan Stanley & Co.	12/15/2020	226
						$528
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	10,978	CAD	14,420	Morgan Stanley & Co.	12/15/2020	$(126)
USD	142,418	EUR	120,180	Morgan Stanley & Co.	12/15/2020	(994)
USD	13,068	GBP	9,900	Morgan Stanley & Co.	12/15/2020	(132)
						$(1,252)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Germany	5.95%
United States Virgin Islands	4.36%
Bermuda	2.27%
United Kingdom	1.42%
Ireland	1.40%
Israel	1.26%
Cayman Islands	0.79%
United States	83.22%
Liabilities in Excess of Other Assets	(0.67)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

The following table summarizes the Water Island Long/Short Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2020:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Parts & Equipment	$47,967	$—	$—	$47,967
Commercial Services	36,967	—	—	36,967
Computers & Computer Services	68,314	—	—	68,314
Diversified Financial Services	17,224	—	—	17,224
Energy - Alternate Sources	30,829	—	—	30,829
Engineering & Construction	123,627	—	—	123,627
Food	63,709	—	—	63,709
Healthcare - Products	33,449	—	—	33,449
Insurance	53,330	—	—	53,330
Internet	119,614	—	—	119,614
Leisure Time	18,891	—	—	18,891
Media	249,093	—	—	249,093
Miscellaneous Manufacturing	32,904	—	—	32,904
Pharmaceuticals	74,454	—	—	74,454
Real Estate Investment Trusts	102,571	—	—	102,571
Retail	67,941	—	—	67,941
Software	50,215	—	—	50,215
Special Purpose Acquisition Companies	659,074	—	—	659,074
Telecommunications	29,694	—	94,246	123,940
Warrants	31,872	—	—	31,872
Preferred Stocks**	56,008	—	—	56,008
Private Investments	—	—	1,500	1,500
Purchased Options	1,548	—	—	1,548
Short-Term Investments	301,556	—	—	301,556
TOTAL	$2,270,851	$—	$95,746	$2,366,597
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$528	$—	$528
Liabilities
Common Stocks**	(431,686)	—	—	(431,686)
Exchange-Traded Funds	(32,103)	—	—	(32,103)
Written Options	(493)	—	—	(493)
Forward Foreign Currency Exchange Contracts	—	(1,252)	—	(1,252)
TOTAL	$(464,282)	$(724)	$—	$(465,006)

See Notes to Financial Statements.

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Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2020 (unaudited)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2020:

Investments in Securities	Balance as of May 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2020
Common Stock	$44,492	$2,383	$2,511	$—	$(58,633)	$103,493	$—	$94,246	$3,822
Private Investments	—	—	(25)	1,525	—	—	—	1,500	(25)
Total	$44,492	$2,383	$2,486	$1,525	$(58,633)	$103,493	$—	$95,746	$3,797

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2020:

Investments in Securities	Fair Value at November 30, 2020	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stock	$94,246	Deal Value	Final Determination on Dissent	$88.66	$88.66
Private Investments	1,500	Cost	Cost	$.091-$1	$0.93

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
ASSETS
Investments:
At cost of unaffiliated investments	$1,251,782,630	$104,490,826
At cost of affiliated investments	$60,459,409	$—
At fair value of unaffiliated investments (Note 2)	$1,316,576,733	$109,671,090
At fair value of affiliated investments (Note 2)	$70,506,411	$—
Cash	1,828,015	18,237
Cash denominated in foreign currency (Cost $14,549,778, $1,094,810, $0 and $781)	14,525,560	1,092,982
Deposits with brokers for securities sold short (Note 2)	286,417,665	15,564,419
Segregated cash for collateral (Note 2)	46,164,860	3,751,550
Receivable for investment securities sold	13,709,463	3,407,188
Receivable for capital shares sold	1,644,652	50,401
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	1,359,096	115,145
Dividends and interest receivable	800,761	211,080
Prepaid expenses	42,845	37,235
Total Assets	1,753,576,061	133,919,327
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $256,017,783, $15,894,299, $10,200,057 and $393,405)	291,361,579	17,743,589
Written options, at value (Note 2) (premiums received $0, $0, $7,627 and $26,265)	—	—
Line of credit payable (Note 4)	—	500,000
Payable for investment securities purchased	32,446,336	4,611,734
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	2,494,530	206,372
Payable for capital shares redeemed	1,393,182	17,989
Payable to Adviser (Note 5)	1,171,479	100,979
Dividends payable on securities sold short	—	587
Payable to Distributor (Note 5)	37,466	1,908
Payable to Administrator (Note 5)	60,998	10,215
Payable to Transfer Agent (Note 5)	188,670	22,560
Payable to Custodian	53,592	8,087
Income distribution payable	—	—
Interest expense payable	74,698	5,956
Payable for swap reset	30,894	2,083
Audit and legal fees payable	69,099	18,215
Payable to Trustees	46,265	4,702
Chief Compliance Officer Fees payable (Note 5)	62,022	4,779
Chief Financial Officer Fees payable (Note 5)	5,650	979
Other accrued expenses and liabilities	45,497	10,417
Total Liabilities	329,541,957	23,271,151
NET ASSETS	$1,424,034,104	$110,648,176
NET ASSETS CONSIST OF:
Paid-in capital	$1,328,759,489	$157,183,947
Distributable earnings (Accumulated loss)	95,274,615	(46,535,771)
NET ASSETS	$1,424,034,104	$110,648,176

See Notes to Financial Statements.

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  Statement of Assets and Liabilities

November 30, 2020 (Unaudited)

	Water Island Credit Opportunities Fund	Water Island Long/Short Fund
ASSETS
Investments:
At cost of unaffiliated investments	$63,174,953	$2,158,397
At cost of affiliated investments	$—	$—
At fair value of unaffiliated investments (Note 2)	$65,952,209	$2,366,597
At fair value of affiliated investments (Note 2)	$—	$—
Cash	23,931	25,023
Cash denominated in foreign currency (Cost $14,549,778, $1,094,810, $0 and $781)	—	782
Deposits with brokers for securities sold short (Note 2)	11,639,438	450,952
Segregated cash for collateral (Note 2)	1,420,283	838
Receivable for investment securities sold	—	56,460
Receivable for capital shares sold	73,662	—
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	5,197	528
Dividends and interest receivable	741,395	2,744
Prepaid expenses	36,670	20,454
Total Assets	79,892,785	2,924,378
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $256,017,783, $15,894,299, $10,200,057 and $393,405)	11,539,849	463,789
Written options, at value (Note 2) (premiums received $0, $0, $7,627 and $26,265)	6,115	493
Line of credit payable (Note 4)	—	—
Payable for investment securities purchased	146,812	54,430
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	5,435	1,252
Payable for capital shares redeemed	140,791	—
Payable to Adviser (Note 5)	54,816	23,326
Dividends payable on securities sold short	1,230	168
Payable to Distributor (Note 5)	938	3
Payable to Administrator (Note 5)	13,543	3,709
Payable to Transfer Agent (Note 5)	9,835	308
Payable to Custodian	3,888	5,748
Income distribution payable	146	—
Interest expense payable	14,245	167
Payable for swap reset	718	—
Audit and legal fees payable	16,094	13,799
Payable to Trustees	3,340	1,318
Chief Compliance Officer Fees payable (Note 5)	3,352	98
Chief Financial Officer Fees payable (Note 5)	736	598
Other accrued expenses and liabilities	5,154	4,402
Total Liabilities	11,967,037	573,608
NET ASSETS	$67,925,748	$2,350,770
NET ASSETS CONSIST OF:
Paid-in capital	$68,690,374	$1,954,886
Distributable earnings (Accumulated loss)	(764,626)	395,884
NET ASSETS	$67,925,748	$2,350,770

Semi-Annual Report | November 30, 2020

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$90,056,018	$7,898,241
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,692,763	744,986
Net asset value and offering price per share	$13.46	$10.60
CLASS I SHARES:
Net assets applicable to Class I shares	$1,290,998,239	$102,064,903
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	92,770,048	9,536,556
Net asset value and offering price per share	$13.92	$10.70
CLASS C SHARES:
Net assets applicable to Class C shares	$16,566,096	$360,846
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,305,714	35,006
Net asset value and offering price per share(a)	$12.69	$10.31
CLASS A SHARES:
Net assets applicable to Class A shares	$26,413,751	$324,186
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,966,894	30,585
Net asset value and offering price per share(a)	$13.43	$10.60
Maximum offering price per share (NAV/(100% — maximum sales charge))	$13.81	$10.96
Maximum sales charge	2.75%	3.25%

(a)  Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.

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  Statement of Assets and Liabilities

November 30, 2020 (Unaudited)

	Water Island Credit Opportunities Fund	Water Island Long/Short Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$1,784,263	$12,779
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	177,754	1,049
Net asset value and offering price per share	$10.04	$12.18
CLASS I SHARES:
Net assets applicable to Class I shares	$65,368,221	$2,337,991
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,542,902	191,884
Net asset value and offering price per share	$9.99	$12.18
CLASS C SHARES:
Net assets applicable to Class C shares	$691,039	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	69,099	—
Net asset value and offering price per share(a)	$10.00	$—
CLASS A SHARES:
Net assets applicable to Class A shares	$82,225	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,226	—
Net asset value and offering price per share(a)	$10.00	$—
Maximum offering price per share (NAV/(100% — maximum sales charge))	$10.34	$—
Maximum sales charge	3.25%	—

Semi-Annual Report | November 30, 2020

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
INVESTMENT INCOME
Dividend income	$4,945,300	$377,474
Foreign taxes withheld on dividends	(114,480)	(10,553)
Interest income	117,755	168,588
Total Investment Income	4,948,575	535,509
EXPENSES
Investment advisory fees (Note 5)	7,470,045	591,572
Distribution and service fees (Note 5)
Class R	113,265	9,395
Class C	88,541	1,802
Class A	28,290	435
Administrative fees (Note 5)	184,109	29,381
Chief Compliance Officer fees (Note 5)	95,064	7,271
Trustees' fees	136,965	12,873
Dividend expense	17,160	10,038
Interest rebate expense	480,409	61,906
Transfer agent fees (Note 5)	618,879	82,262
Custodian and bank service fees	117,230	24,922
Registration and filing fees	40,893	31,871
Printing of shareholder reports	67,588	9,248
Professional fees	106,989	31,597
Line of credit interest expense (Note 4)	—	3,963
Insurance expense	36,439	2,857
Chief Financial Officer fees (Note 5)	30,806	5,604
Other expenses	44,135	10,750
Total Expenses	9,676,807	927,747
Fees waived and/or reimbursed by the Adviser, Class R (Note 5)	(27,465)	(4,597)
Fees waived and/or reimbursed by the Adviser, Class I (Note 5)	(385,800)	(60,757)
Fees waived and/or reimbursed by the Adviser, Class C (Note 5)	(5,364)	(220)
Fees waived and/or reimbursed by the Adviser, Class A (Note 5)	(6,882)	(213)
Net Expenses	9,251,296	861,960
NET INVESTMENT INCOME (LOSS)	(4,302,721)	(326,451)

See Notes to Financial Statements.

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  Statement of Operations

For the Period Ended November 30, 2020 (Unaudited)

	Water Island Credit Opportunities Fund	Water Island Long/Short Fund
INVESTMENT INCOME
Dividend income	$54,120	$10,033
Foreign taxes withheld on dividends	—	(771)
Interest income	1,256,341	—
Total Investment Income	1,310,461	9,262
EXPENSES
Investment advisory fees (Note 5)	309,334	13,185
Distribution and service fees (Note 5)
Class R	2,403	15
Class C	3,400	—
Class A	105	—
Administrative fees (Note 5)	41,281	12,032
Chief Compliance Officer fees (Note 5)	4,072	134
Trustees' fees	8,712	2,701
Dividend expense	3,498	1,665
Interest rebate expense	21,390	2,606
Transfer agent fees (Note 5)	38,079	1,440
Custodian and bank service fees	13,271	12,070
Registration and filing fees	30,347	19,783
Printing of shareholder reports	3,461	624
Professional fees	12,304	8,064
Line of credit interest expense (Note 4)	2,395	—
Insurance expense	1,252	42
Chief Financial Officer fees (Note 5)	4,673	3,547
Other expenses	9,565	6,377
Total Expenses	509,542	84,285
Fees waived and/or reimbursed by the Adviser, Class R (Note 5)	(4,646)	(364)
Fees waived and/or reimbursed by the Adviser, Class I (Note 5)	(150,756)	(64,448)
Fees waived and/or reimbursed by the Adviser, Class C (Note 5)	(1,643)	—
Fees waived and/or reimbursed by the Adviser, Class A (Note 5)	(202)	—
Net Expenses	352,295	19,473
NET INVESTMENT INCOME (LOSS)	958,166	(10,211)

Semi-Annual Report | November 30, 2020

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	$70,191,781	$8,466,798
Purchased option contracts	3,310,364	249,565
Swap contracts	(16,129,509)	(427,043)
Securities sold short	(54,558,523)	(5,331,307)
Written option contracts	—	—
Forward currency contracts	(1,708,660)	(84,842)
Foreign currency transactions (Note 8)	(713,744)	8,306
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	77,240,513	5,017,608
Affiliated investments	4,283,100	—
Securities sold short	(27,481,733)	(513,014)
Foreign currency transactions (Note 8)	(21,818)	(1,210)
Purchased option contracts	(349,834)	(70,378)
Written option contracts	—	—
Forward currency contracts	(4,021,113)	(232,773)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	50,040,824	7,081,710
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,738,103	$6,755,259

See Notes to Financial Statements.

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  Statement of Operations

For the Period Ended November 30, 2020 (Unaudited)

	Water Island Credit Opportunities Fund	Water Island Long/Short Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	$1,740,849	$312,381
Purchased option contracts	56,951	(19,630)
Swap contracts	(67,522)	(1,365)
Securities sold short	(1,394,131)	(61,760)
Written option contracts	84,001	5,662
Forward currency contracts	(32,685)	(6,847)
Foreign currency transactions (Note 8)	14,388	282
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,151,973	164,527
Affiliated investments	—	—
Securities sold short	(709,526)	(37,297)
Foreign currency transactions (Note 8)	54	25
Purchased option contracts	(191,377)	(39,040)
Written option contracts	9,479	19,221
Forward currency contracts	(238)	(2,008)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	2,662,216	334,151
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,620,382	$323,940

Semi-Annual Report | November 30, 2020

The Arbitrage Funds

	Arbitrage Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(4,302,721)	$(2,736,933)
Net realized gains (losses) from:
Unaffiliated investments	70,191,781	93,070,280
Purchased option contracts	3,310,364	(5,039,302)
Swap contracts	(16,129,509)	(12,721,184)
Securities sold short	(54,558,523)	(11,978,565)
Written option contracts	—	317,902
Forward currency contracts	(1,708,660)	3,988,837
Foreign currency transactions	(713,744)	2,309,502
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	77,240,513	(25,875,315)
Affiliated investments	4,283,100	5,728,034
Securities sold short	(27,481,733)	929,782
Foreign currency transactions	(21,818)	389
Purchased option contracts	(349,834)	252,665
Written option contracts	—	(25,601)
Forward currency contracts	(4,021,113)	(2,224,904)
Net increase in net assets resulting from operations	45,738,103	45,995,587
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions, Class R	—	(3,028,417)
Distributions, Class I	—	(30,760,287)
Distributions, Class C	—	(441,292)
Distributions, Class A	—	(377,484)
Decrease in net assets from distributions to shareholders	—	(34,607,480)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	210,785,984	388,612,998
Shares issued in reinvestment of distributions	—	27,514,664
Payments for shares redeemed	(212,665,681)	(794,621,293)
Net increase (decrease) in net assets from capital share transactions	(1,879,697)	(378,493,631)
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,858,406	(367,105,524)
NET ASSETS
Beginning of period	1,380,175,698	1,747,281,222
End of period	$1,424,034,104	$1,380,175,698

See Notes to Financial Statements.

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  Statement of Changes in Net Assets

	Water Island Event-Driven Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(326,451)	$212,973
Net realized gains (losses) from:
Unaffiliated investments	8,466,798	8,182,595
Purchased option contracts	249,565	(621,405)
Swap contracts	(427,043)	1,324,551
Securities sold short	(5,331,307)	(2,345,694)
Written option contracts	—	181,455
Forward currency contracts	(84,842)	86,167
Foreign currency transactions	8,306	19,249
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	5,017,608	269,869
Affiliated investments	—	—
Securities sold short	(513,014)	(1,701,864)
Foreign currency transactions	(1,210)	26
Purchased option contracts	(70,378)	26,088
Written option contracts	—	(4,956)
Forward currency contracts	(232,773)	(29,486)
Net increase in net assets resulting from operations	6,755,259	5,599,568
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions, Class R	—	(57,935)
Distributions, Class I	—	(460,278)
Distributions, Class C	—	—
Distributions, Class A	—	(1,743)
Decrease in net assets from distributions to shareholders	—	(519,956)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	4,523,842	58,223,304
Shares issued in reinvestment of distributions	—	469,438
Payments for shares redeemed	(8,110,334)	(81,019,387)
Net increase (decrease) in net assets from capital share transactions	(3,586,492)	(22,326,645)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,168,767	(17,247,033)
NET ASSETS
Beginning of period	107,479,409	124,726,442
End of period	$110,648,176	$107,479,409

Semi-Annual Report | November 30, 2020

The Arbitrage Funds

	Water Island Credit Opportunities Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS
Net investment income (loss)	$958,166	$1,562,938
Net realized gains (losses) from:
Unaffiliated investments	1,740,849	175,502
Purchased option contracts	56,951	130,754
Swap contracts	(67,522)	(113,022)
Securities sold short	(1,394,131)	511,864
Written option contracts	84,001	21,926
Forward currency contracts	(32,685)	—
Foreign currency transactions	14,388	(106)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,151,973	(98,597)
Securities sold short	(709,526)	(873,080)
Foreign currency transactions	54	—
Purchased option contracts	(191,377)	243,824
Written option contracts	9,479	(9,147)
Forward currency contracts	(238)	—
Net increase in net assets resulting from operations	3,620,382	1,552,856
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions, Class R	(28,864)	(233,649)
Distributions, Class I	(989,477)	(1,648,549)
Distributions, Class C	(7,436)	(10,320)
Distributions, Class A	(1,229)	(7,297)
Decrease in net assets from distributions to shareholders	(1,027,006)	(1,899,815)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	17,621,344	25,851,224
Shares issued in reinvestment of distributions	1,025,567	1,887,360
Payments for shares redeemed	(14,602,815)	(24,332,391)
Net increase (decrease) in net assets from capital share transactions	4,044,096	3,406,193
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,637,472	3,059,234
NET ASSETS
Beginning of period	61,288,276	58,229,042
End of period	$67,925,748	$61,288,276

See Notes to Financial Statements.

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  Statement of Changes in Net Assets

	Water Island Long/Short Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(10,211)	$59,555
Net realized gains (losses) from:
Unaffiliated investments	312,381	20,869
Purchased option contracts	(19,630)	(51,982)
Swap contracts	(1,365)	(5,921)
Securities sold short	(61,760)	48,669
Written option contracts	5,662	14,261
Forward currency contracts	(6,847)	2,966
Foreign currency transactions	282	(331)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	164,527	118,152
Securities sold short	(37,297)	(64,266)
Foreign currency transactions	25	1
Purchased option contracts	(39,040)	(8,504)
Written option contracts	19,221	8,092
Forward currency contracts	(2,008)	184
Net increase in net assets resulting from operations	323,940	141,745
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions, Class R	—	(176)
Distributions, Class I	—	(36,186)
Distributions, Class C	—	—
Distributions, Class A	—	—
Decrease in net assets from distributions to shareholders	—	(36,362)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	106,461	70,694
Shares issued in reinvestment of distributions	—	36,362
Payments for shares redeemed	—	(666,226)
Net increase (decrease) in net assets from capital share transactions	106,461	(559,170)
TOTAL INCREASE (DECREASE) IN NET ASSETS	430,401	(453,787)
NET ASSETS
Beginning of period	1,920,369	2,374,156
End of period	$2,350,770	$1,920,369

Semi-Annual Report | November 30, 2020

Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020	2019		2018		2017		2016
Net asset value, beginning of period	$13.04		$12.92	$12.65		$13.06		$12.78		$12.97
Income (loss) from investment operations
Net investment income (loss)(a)	(0.05)		(0.05)	(0.03	)(c)	0.05		(0.13	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.47		0.44	0.52		(0.01	)(c)	0.53	(d)	0.17
Total from investment operations	0.42		0.39	0.49		0.04		0.40		0.11
Less distributions
From net investment income	—		—	(0.06)		(0.09)		—		—
From net realized gains	—		(0.27)	(0.16)		(0.36)		(0.12)		(0.30)
Total distributions	—		(0.27)	(0.22)		(0.45)		(0.12)		(0.30)
Proceeds from redemption fees collected	—		—	—		0.00	(e)	0.00	(e)	0.00 (e)
Net asset value, end of period	$13.46		$13.04	$12.92		$12.65		$13.06		$12.78
Total return(f)	3.22	%(g)	3.07%	3.89%		0.31%		3.17%		0.87%
Net assets, end of period (in 000s)	$90,056		$98,715	$163,349		$222,309		$340,353		$433,936
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.60	%(i)	1.66%	1.94%		1.91%		1.87	%(b)	1.88%
Net expenses after advisory fees waived and expenses reimbursed(h)(j)	1.54	%(i)	1.63%	1.93%		1.90%		1.87	%(b)	1.88%
Net investment income (loss)	(0.82	%)(i)	(0.36%)	(0.20	%)(c)	0.41%		(1.00	%)(b)	(0.51%)
Portfolio turnover rate	141	%(g)	273%	419%		362%		363%		321%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Dividend expense totaled 0.00% (annualized), 0.15%, 0.46%, 0.42%, 0.36% and 0.34% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.01%, 0.00%, 0.01%, 0.03% and 0.07% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(i)  Annualized.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.47% (annualized), 1.47%, 1.47%, 1.47%, 1.48% and 1.47% of average net assets for the the six months ended November 30, 2020 and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020	2019	2018	2017		2016
Net asset value, beginning of period	$13.47		$13.32	$13.03	$13.46	$13.13		$13.28
Income (loss) from investment operations
Net investment income (loss)(a)	(0.04)		(0.02)	0.01	0.05	(0.10	)(b)	(0.03)
Net realized and unrealized gains on investments and foreign currencies	0.49		0.45	0.54	0.01	0.55	(c)	0.18
Total from investment operations	0.45		0.43	0.55	0.06	0.45		0.15
Less distributions
From net investment income	—		(0.01)	(0.10)	(0.13)	—		—
From net realized gains	—		(0.27)	(0.16)	(0.36)	(0.12)		(0.30)
Total distributions	—		(0.28)	(0.26)	(0.49)	(0.12)		(0.30)
Proceeds from redemption fees collected	—		—	—	0.00 (d)	0.00	(d)	0.00 (d)
Net asset value, end of period	$13.92		$13.47	$13.32	$13.03	$13.46		$13.13
Total return(e)	3.34	%(f)	3.27%	4.21%	0.50%	3.47%		1.16%
Net assets, end of period (in 000s)	$1,290,998		$1,243,838	$1,546,542	$1,510,598	$1,492,094		$1,395,178
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.35	%(h)	1.41%	1.69%	1.66%	1.62	%(b)	1.63%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.29	%(h)	1.38%	1.68%	1.65%	1.62	%(b)	1.63%
Net investment income (loss)	(0.58	%)(h)	(0.13%)	0.06%	0.35%	(0.76	%)(b)	(0.24%)
Portfolio turnover rate	141	%(f)	273%	419%	362%	363%		321%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.00% (annualized), 0.15%, 0.46%, 0.42%, 0.36% and 0.34% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.01%, 0.00%, 0.01%, 0.03% and 0.07% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.22% (annualized), 1.22%, 1.22%, 1.22%, 1.23% and 1.22% of average net assets for the six months ended November 30, 2020 and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020	2019		2018		2017		2016
Net asset value, beginning of period	$12.34		$12.34	$12.12		$12.54		$12.37		$12.65
Income (loss) from investment operations
Net investment loss(a)	(0.10)		(0.14)	(0.12	)(b)	(0.07	)(b)	(0.22	)(c)	(0.16)
Net realized and unrealized gains on investments and foreign currencies	0.45		0.41	0.50		0.01		0.51	(d)	0.18
Total from investment operations	0.35		0.27	0.38		(0.06)		0.29		0.02
Less distributions
From net investment income	—		—	—		(0.00	)(e)	—		—
From net realized gains	—		(0.27)	(0.16)		(0.36)		(0.12)		(0.30)
Total distributions	—		(0.27)	(0.16)		(0.36)		(0.12)		(0.30)
Proceeds from redemption fees collected	—		—	—		—		—		—
Net asset value, end of period	$12.69		$12.34	$12.34		$12.12		$12.54		$12.37
Total return(f)(g)	2.84	%(h)	2.24%	3.11%		(0.45)%		2.38%		0.18%
Net assets, end of period (in 000s)	$16,566		$19,860	$19,050		$22,917		$26,900		$30,814
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	2.35	%(j)	2.41%	2.69%		2.66%		2.62	%(c)	2.63%
Net expenses after advisory fees waived and expenses reimbursed(i)(k)	2.29	%(j)	2.38%	2.68%		2.65%		2.62	%(c)	2.63%
Net investment loss	(1.59	%)(j)	(1.16%)	(0.94	%)(b)	(0.56%)		(1.76	%)(c)	(1.28%)
Portfolio turnover rate	141	%(h)	273%	419%		362%		363%		321%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(h)  Not annualized.

(i)  Dividend expense totaled 0.00% (annualized), 0.15%, 0.46%, 0.42%, 0.36% and 0.34% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.01%, 0.00%, 0.01%, 0.03% and 0.07% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(j)  Annualized.

(k)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.22% (annualized), 2.22%, 2.22%, 2.22%, 2.23% and 2.22% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Arbitrage Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020	2019		2018	2017		2016
Net asset value, beginning of period	$13.01		$12.90	$12.63		$13.07	$12.79		$12.97
Income (loss) from investment operations
Net investment income (loss)(a)	(0.05)		(0.05)	(0.02	)(d)	— (b)	(0.13	)(c)	(0.07)
Net realized and unrealized gains on investments and foreign currencies	0.47		0.43	0.52		0.02	0.53	(e)	0.19
Total from investment operations	0.42		0.38	0.50		0.02	0.40		0.12
Less distributions
From net investment income	—		—	(0.07)		(0.10)	—		—
From net realized gains	—		(0.27)	(0.16)		(0.36)	(0.12)		(0.30)
Total distributions	—		(0.27)	(0.23)		(0.46)	(0.12)		(0.30)
Proceeds from redemption fees collected	—		—	—		—	—		—
Net asset value, end of period	$13.43		$13.01	$12.90		$12.63	$13.07		$12.79
Total return(f)(g)	3.23	%(h)	3.00%	3.94%		0.21%	3.17%		0.95%
Net assets, end of period (in 000s)	$26,414		$17,762	$18,341		$16,740	$10,012		$8,421
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	1.60	%(j)	1.66%	1.94%		1.91%	1.87	%(c)	1.87%
Net expenses after advisory fees waived and expenses reimbursed(i)(k)	1.54	%(j)	1.63%	1.93%		1.90%	1.87	%(c)	1.87%
Net investment loss	(0.82	%)(j)	(0.40%)	(0.19	%)(d)	(0.01%)	(1.02	%)(c)	(0.56%)
Portfolio turnover rate	141	%(h)	273%	419%		362%	363%		321%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(h)  Not annualized.

(i)  Dividend expense totaled 0.00% (annualized), 0.15%, 0.46%, 0.42%, 0.36% and 0.33% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.01%, 0.00%, 0.01%, 0.03% and 0.07% of average net assets for the six months ended November 30, 2020 and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(j)  Annualized.

(k)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.47% (annualized), 1.47%, 1.47%, 1.47%, 1.48% and 1.47% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020	2019	2018	2017		2016
Net asset value, beginning of period	$9.97		$9.47	$9.46	$9.34	$8.98		$9.73
Income (loss) from investment operations
Net investment income (loss)(a)	(0.04)		0.01	0.07	0.06	(0.04	)(b)	(0.02)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.67		0.51	0.08	0.09	0.40	(c)	(0.53)
Total from investment operations	0.63		0.52	0.15	0.15	0.36		(0.55)
Less distributions
From net investment income	—		(0.02)	(0.14)	(0.03)	—		(0.20)
From net realized gains	—		—	—	—	—		(0.00	)(d)
Total distributions	—		(0.02)	(0.14)	(0.03)	—		(0.20)
Proceeds from redemption fees collected	—		—	—	0.00 (d)	0.00	(d)	0.00	(d)
Net asset value, end of period	$10.60		$9.97	$9.47	$9.46	$9.34		$8.98
Total return(e)	6.32	%(f)	5.49%	1.60%	1.56%	4.01%		(5.55%)
Net assets, end of period (in 000s)	$7,898		$7,694	$30,423	$45,383	$70,277		$80,114
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.95	%(h)	2.11%	2.58%	2.59%	2.56	%(b)	2.62%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.83	%(h)	1.83%	2.18%	2.16%	2.26%		2.46%
Net investment income (loss)	(0.84	%)(h)	0.09%	0.70%	0.58%	(0.45	%)(b)	(0.27%)
Portfolio turnover rate	154	%(f)	397%	504%	421%	409%		350%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.02% (annualized), 0.13%, 0.46%, 0.44%, 0.53% and 0.58% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.12% (annualized), 0.01%, 0.03%, 0.03%, 0.04% and 0.19% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the the six months ended November 30, 2020 and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020	2019	2018	2017		2016
Net asset value, beginning of period	$10.05		$9.54	$9.53	$9.43	$9.04		$9.81
Income (loss) from investment operations
Net investment income (loss)(a)	(0.03)		0.02	0.09	0.04	(0.02	)(b)	(0.02)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.68		0.53	0.09	0.12	0.41	(c)	(0.51)
Total from investment operations	0.65		0.55	0.18	0.16	0.39		(0.53)
Less distributions
From net investment income	—		(0.04)	(0.17)	(0.06)	—		(0.24)
From net realized gains	—		—	—	—	—		(0.00	)(d)
Total distributions	—		(0.04)	(0.17)	(0.06)	—		(0.24)
Proceeds from redemption fees collected	—		—	—	0.00 (d)	0.00	(d)	0.00	(d)
Net asset value, end of period	$10.70		$10.05	$9.54	$9.53	$9.43		$9.04
Total return(e)	6.47	%(f)	5.83%	1.88%	1.69%	4.31%		(5.27%)
Net assets, end of period (in 000s)	$102,065		$99,069	$92,710	$103,001	$68,272		$95,155
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.70	%(h)	1.86%	2.33%	2.34%	2.31	%(b)	2.37%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.58	%(h)	1.58%	1.93%	1.91%	2.01%		2.21%
Net investment income (loss)	(0.59	%)(h)	0.20%	0.92%	0.46%	(0.22	%)(b)	(0.26%)
Portfolio turnover rate	154	%(f)	397%	504%	421%	409%		350%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.02% (annualized), 0.13%, 0.46%, 0.44%, 0.53% and 0.58% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.12% (annualized), 0.01%, 0.03%, 0.03%, 0.04% and 0.19% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the six months ended November 30, 2020 and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020		2019	2018		2017		2016
Net asset value, beginning of period	$9.73		$9.29		$9.26	$9.19		$8.91		$9.62
Income (loss) from investment operations
Net investment loss(a)	(0.08)		(0.08	)(d)	(0.01)	(0.03	)(b)	(0.11	)(c)	(0.09)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.66		0.52		0.09	0.10		0.39	(e)	(0.50)
Total from investment operations	0.58		0.44		0.08	0.07		0.28		(0.59)
Less distributions
From net investment income	—		—		(0.05)	—		—		(0.12)
From net realized gains	—		—		—	—		—		(0.00	)(f)
Total distributions	—		—		(0.05)	—		—		(0.12)
Net asset value, end of period	$10.31		$9.73		$9.29	$9.26		$9.19		$8.91
Total return(g)(h)	5.96	%(i)	4.74%		0.91%	0.76%		3.14%		(6.14%)
Net assets, end of period (in 000s)	$361		$369		$794	$1,175		$1,567		$2,538
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(j)	2.70	%(k)	2.86%		3.33%	3.34%		3.31	%(c)	3.37%
Net expenses after advisory fees waived and expenses reimbursed(j)(l)	2.58	%(k)	2.58%		2.93%	2.91%		3.01%		3.21%
Net investment loss	(1.59	%)(k)	(0.89)%		(0.06)%	(0.34)%		(1.26	%)(c)	(0.95%)
Portfolio turnover rate	154	%(i)	397%		504%	421%		409%		350%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(d)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to class specific expenses.

(e)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(f)  Amount rounds to less than $0.01 per share.

(g)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(h)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(i)  Not annualized.

(j)  Dividend expense totaled 0.02% (annualized), 0.13%, 0.46%, 0.44%, 0.53% and 0.59% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.12% (annualized), 0.01%, 0.03%, 0.03%, 0.04% and 0.18% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(k)  Annualized.

(l)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.44% (annualized), 2.44%, 2.44%, 2.44%, 2.44% and 2.44% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Event-Driven Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020		2019	2018	2017		2016
Net asset value, beginning of period	$9.97		$9.46		$9.46	$9.35	$8.98		$9.73
Income (loss) from investment operations
Net investment income (loss)(a)	(0.04)		(0.00	)(c)	0.06	0.04	(0.05	)(b)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.67		0.53		0.08	0.10	0.42	(d)	(0.52)
Total from investment operations	0.63		0.53		0.14	0.14	0.37		(0.55)
Less distributions
From net investment income	—		(0.02)		(0.14)	(0.03)	—		(0.20)
From net realized gains	—		—		—	—	—		(0.00	)(c)
Total distributions	—		(0.02)		(0.14)	(0.03)	—		(0.20)
Proceeds from redemption fees collected	—		—		—	—	—		—
Net asset value, end of period	$10.60		$9.97		$9.46	$9.46	$9.35		$8.98
Total return(e)(f)	6.32	%(g)	5.62%		1.56%	1.49%	4.12%		(5.54%)
Net assets, end of period (in 000s)	$324		$347		$799	$701	$810		$2,062
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.95	%(i)	2.11%		2.58%	2.59%	2.56	%(b)	2.63%
Net expenses after advisory fees waived and expenses reimbursed(h)(j)	1.83	%(i)	1.83%		2.18%	2.16%	2.26%		2.47%
Net investment income (loss)	(0.84	%)(i)	0.02%		0.65%	0.41%	(0.53	%)(b)	(0.28%)
Portfolio turnover rate	154	%(g)	397%		504%	421%	409%		350%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Amount rounds to less than $0.01 per share.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(g)  Not annualized.

(h)  Dividend expense totaled 0.02% (annualized), 0.13%, 0.46%, 0.44%, 0.53% and 0.59% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.12% (annualized), 0.01%, 0.03%, 0.03%, 0.04% and 0.19% of average net assets for the six months ended November 30, 2020 and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(i)  Annualized.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020	2019		2018	2017		2016
Net asset value, beginning of period	$9.64		$9.70	$9.77		$9.67	$9.69		$9.95
Income (loss) from investment operations
Net investment income(a)	0.14		0.24	0.31		0.20	0.23	(b)	0.25
Net realized and unrealized gains (losses) on investments and foreign currencies	0.41		(0.01)	(0.07)		0.12	0.01		(0.24)
Total from investment operations	0.55		0.23	0.24		0.32	0.24		0.01
Less distributions
From net investment income	(0.15)		(0.29)	(0.31)		(0.22)	(0.26)		(0.27)
Total distributions	(0.15)		(0.29)	(0.31)		(0.22)	(0.26)		(0.27)
Proceeds from redemption fees collected	–		–	–		–	0.00	(c)	–
Net asset value, end of period	$10.04		$9.64	$9.70		$9.77	$9.67		$9.69
Total return(d)	5.69	%(e)	2.46%	2.55%		3.21%	2.58%		0.10%
Net assets, end of period (in 000s)	$1,784		$3,673	$7,845		$9,533	$11,935		$12,426
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.79	%(g)	1.96%	2.10	%(h)	2.27%	1.96	%(b)	1.92%
Net expenses after advisory fees waived and expenses reimbursed(f)(i)	1.31	%(g)	1.35%	1.59	%(h)	1.95%	1.66%		1.67%
Net investment income	2.80	%(g)	2.48%	3.18	%(h)	2.09%	2.34	%(b)	2.62%
Portfolio turnover rate	58	%(e)	175%	221%		314%	211%		181%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.01% (annualized), 0.07%, 0.29%, 0.42%, 0.16% and 0.03% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.05%, 0.01%, 0.03%, 0.00% and 0.14% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.23% for Class R shares. Prior to August 6, 2018, the expense limitation had been 1.50%

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.23%, 1.29%, 1.50%, 1.50% and 1.50% of average net assets for the six months ended November 30, 2020 and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020	2019		2018	2017		2016
Net asset value, beginning of period	$9.60		$9.65	$9.73		$9.65	$9.67		$9.93
Income (loss) from investment operations
Net investment income(a)	0.15		0.26	0.34		0.23	0.25	(b)	0.27
Net realized and unrealized gains (losses) on investments and foreign currencies	0.40		0.01 (c)	(0.08)		0.11	0.02		(0.24)
Total from investment operations	0.55		0.27	0.26		0.34	0.27		0.03
Less distributions
From net investment income	(0.16)		(0.32)	(0.34)		(0.26)	(0.29)		(0.29)
Total distributions	(0.16)		(0.32)	(0.34)		(0.26)	(0.29)		(0.29)
Proceeds from redemption fees collected	–		–	–		–	–		–
Net asset value, end of period	$9.99		$9.60	$9.65		$9.73	$9.65		$9.67
Total return(d)	5.73	%(e)	2.82%	2.70%		3.61%	2.78%		0.30%
Net assets, end of period (in 000s)	$65,368		$56,869	$49,795		$36,207	$44,159		$41,992
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.54	%(g)	1.71%	1.85	%(h)	2.02%	1.71	%(b)	1.68%
Net expenses after advisory fees waived and expenses reimbursed(f)(i)	1.06	%(g)	1.10%	1.32	%(h)	1.70%	1.41%		1.43%
Net investment income	2.96	%(g)	2.73%	3.51	%(h)	2.34%	2.62	%(b)	2.84%
Portfolio turnover rate	58	%(e)	175%	221%		314%	211%		181%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.01% (annualized), 0.07%, 0.29%, 0.42% 0.16% and 0.04% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.05%, 0.01%, 0.03%, 0.00% and 0.14% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.98% for Class I shares. Prior to August 6, 2018, the expense limitation had been 1.25%

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.98% (annualized), 0.98%, 1.02%, 1.25%, 1.25% and 1.25% of average net assets for the six months ended November 30, 2020 and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Credit Opportunities Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020	2019		2018	2017		2016
Net asset value, beginning of period	$9.61		$9.67	$9.74		$9.62	$9.61		$9.89
Income (loss) from investment operations
Net investment income(a)	0.10		0.16	0.24		0.13	0.16	(b)	0.18
Net realized and unrealized gains (losses) on investments and foreign currencies	0.40		0.00 (c)	(0.07)		0.11	0.02		(0.25)
Total from investment operations	0.50		0.16	0.17		0.24	0.18		(0.07)
Less distributions
From net investment income	(0.11)		(0.22)	(0.24)		(0.12)	(0.17)		(0.21)
Total distributions	(0.11)		(0.22)	(0.24)		(0.12)	(0.17)		(0.21)
Net asset value, end of period	$10.00		$9.61	$9.67		$9.74	$9.62		$9.61
Total return(d)(e)	5.20	%(f)	1.70%	1.79%		2.53%	1.83%		(0.72%)
Net assets, end of period (in 000s)	$691		$659	$468		$640	$1,053		$1,220
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.54	%(h)	2.71%	2.86	%(i)	3.02%	2.71	%(b)	2.68%
Net expenses after advisory fees waived and expenses reimbursed(g)(j)	2.06	%(h)	2.10%	2.34	%(i)	2.70%	2.41%		2.43%
Net investment income	1.98	%(h)	1.65%	2.46	%(i)	1.38%	1.69	%(b)	1.92%
Portfolio turnover rate	58	%(f)	175%	221%		314%	211%		181%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Not annualized.

(g)  Dividend expense totaled 0.01% (annualized), 0.07%, 0.29%, 0.42%, 0.16% and 0.04% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.05%, 0.01%, 0.03%, 0.00% and 0.14% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(h)  Annualized.

(i)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.98% for Class C shares. Prior to August 6, 2018, the expense limitation had been 2.25%.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.98% (annualized), 1.98%, 2.04%, 2.25%, 2.25% and 2.25% of average net assets for the six months ended November 30, 2020, and years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Credit Opportunities Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020	2019		2018	2017		2016
Net asset value, beginning of period	$9.60		$9.65	$9.73		$9.66	$9.67		$9.93
Income (loss) from investment operations
Net investment income(a)	0.13		0.23	0.31		0.17	0.23	(b)	0.25
Net realized and unrealized gains (losses) on investments and foreign currencies	0.42		0.01 (c)	(0.08)		0.14	0.02		(0.25)
Total from investment operations	0.55		0.24	0.23		0.31	0.25		–
Less distributions
From net investment income	(0.15)		(0.29)	(0.31)		(0.24)	(0.26)		(0.26)
Total distributions	(0.15)		(0.29)	(0.31)		(0.24)	(0.26)		(0.26)
Net asset value, end of period	$10.00		$9.60	$9.65		$9.73	$9.66		$9.67
Total return(d)(e)	5.71	%(f)	2.56%	2.45%		3.10%	2.58%		0.02%
Net assets, end of period (in 000s)	$82		$88	$121		$153	$107		$104
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.79	%(h)	1.96%	2.10	%(i)	2.27%	1.96	%(b)	1.91%
Net expenses after advisory fees waived and expenses reimbursed(g)(j)	1.31	%(h)	1.35%	1.58	%(i)	1.95%	1.66%		1.66%
Net investment income	2.73	%(h)	2.37%	3.24	%(i)	1.81%	2.35	%(b)	2.62%
Portfolio turnover rate	58	%(f)	175%	221%		314%	211%		181%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Not annualized.

(g)  Dividend expense totaled 0.01% (annualized), 0.07%, 0.29%, 0.42%, 0.16% and 0.02% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.05%, 0.01%, 0.03%, 0.00% and 0.14% of average net assets for the six months ended November 30, 2020 and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(h)  Annualized.

(i)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.23% for Class A shares. Prior to August 6, 2018, the expense limitation had been 1.50%

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.23%, 1.28%, 1.50%, 1.50% and 1.50% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Long/Short Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020	2019		2018	2017		2016
Net asset value, beginning of period	$10.45		$9.88	$10.12		$9.99	$9.31		$10.12
Income (loss) from investment operations
Net investment income (loss)(a)	(0.07)		0.28	(0.01	)(c)	(0.05)	(0.20	)(b)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.80		0.46	(0.03)		0.18	0.88		(0.69)
Total from investment operations	1.73		0.74	(0.04)		0.13	0.68		(0.72)
Less distributions
From net investment income	–		(0.03)	–		–	–		–
From net realized gains	–		(0.14)	(0.20)		–	–		(0.09)
Total distributions	–		(0.17)	(0.20)		–	–		(0.09)
Net asset value, end of period	$12.18		$10.45	$9.88		$10.12	$9.99		$9.31
Total return(d)	16.65	%(e)	7.58%	(0.29%)		1.30%	7.30%		(7.12%)
Net assets, end of period (in 000s)	$13		$11	$10		$10	$10		$9
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	8.25	%(g)	12.79%	11.69%		12.52%	15.85	%(b)	20.24%
Net expenses after advisory fees waived and expenses reimbursed(f)(h)	2.11	%(g)	1.92%	2.43%		2.35%	2.66%		2.62%
Net investment income (loss)	(1.25	%)(g)	2.81%	(0.15%)		(0.47%)	(2.14	%)(b)	(0.34%)
Portfolio turnover rate	125	%(e)	577%	528%		520%	449%		416%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.17% (annualized), 0.22%, 0.74%, 0.66%, 0.84% and 0.70% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.25% (annualized), 0.01%, 0.00%, 0.00%, 0.13% and 0.23% of average net assets for the six months ended November 30, 2020, and years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2020 and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

Water Island Long/Short Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020		Year Ended May 31,
	(Unaudited)		2020	2019	2018	2017		2016
Net asset value, beginning of period	$10.45		$9.88	$10.12	$9.99	$9.31		$10.12
Income (loss) from investment operations
Net investment income (loss)(a)	(0.05)		0.30	0.01	(0.02)	(0.18	)(b)	(0.04)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.78		0.47	(0.05)	0.15	0.86		(0.68)
Total from investment operations	1.73		0.77	(0.04)	0.13	0.68		(0.72)
Less distributions
From net investment income	–		(0.06)	–	–	–		–
From net realized gains	–		(0.14)	(0.20)	–	–		(0.09)
Total distributions	–		(0.20)	(0.20)	–	–		(0.09)
Net asset value, end of period	$12.18		$10.45	$9.88	$10.12	$9.99		$9.31
Total return(c)	16.65	%(d)	7.84%	(0.29%)	1.30%	7.30%		(7.12%)
Net assets, end of period (in 000s)	$2,338		$1,909	$2,344	$2,177	$2,048		$1,302
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	7.99	%(f)	12.53%	11.44%	12.27%	15.60	%(b)	20.02%
Net expenses after advisory fees waived and expenses reimbursed(e)(g)	1.85	%(f)	1.66%	2.18%	2.10%	2.41%		2.40%
Net investment income (loss)	(0.97	%)(f)	2.97%	0.12%	(0.22%)	(1.88	%)(b)	(0.47%)
Portfolio turnover rate	125	%(d)	577%	528%	520%	449%		416%

See Notes to Financial Statements.

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  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Dividend expense totaled 0.16% (annualized), 0.21%, 0.74%, 0.66%, 0.84% and 0.72% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively. Interest rebate expense and line of credit interest expense totaled 0.25% (annualized), 0.01%, 0.00%, 0.00%, 0.13% and 0.24% of average net assets for the six months ended November 30, 2020, and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(f)  Annualized.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the six months ended November 30, 2020 and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

The Arbitrage Funds  Notes to Financial Statements

November 30, 2020 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the "Trust") is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The four series presently authorized are the Arbitrage Fund (the "Arbitrage Fund"), the Water Island Event-Driven Fund (the "Event-Driven Fund"), the Water Island Credit Opportunities Fund (the "Credit Opportunities Fund") and the Water Island Long/Short Fund (the "Long/Short Fund"), each a "Fund" and collectively the "Funds". Prior to September 30, 2020, the Event-Driven Fund was named Water Island Diversified Event-Driven Fund. The Event-Driven Fund's portfolio manager, investment objective and investment strategies did not change. The Arbitrage Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Long/Short Fund and the Event-Driven Fund are each a non-diversified series of the Trust. The Funds' investments are managed by Water Island Capital, LLC (the "Adviser").

Commencement of Operations
Fund	Class R shares	Class I shares	Class C shares	Class A shares
Arbitrage Fund	September 18, 2000	October 17, 2003	June 1, 2012	June 1, 2013
Event-Driven Fund	October 1, 2010	October 1, 2010	June 1, 2012	June 1, 2013
Credit Opportunities Fund	October 1, 2012	October 1, 2012	October 1, 2012	June 1, 2013
Long/Short Fund	January 2, 2015	January 2, 2015	N/A	N/A

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, asset sales, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Long/Short Fund is to seek to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market.

The Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund's four classes of shares, Class R, Class I, Class C and Class A, and the Long/Short Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.75% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform, which provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions which are affected by reference rate reform if certain criteria are met. Such provisions are elective and apply to all entities as of March 12, 2020 through December 31, 2022, subject to meeting certain criteria, that have transactions that reference LIBOR or another reference rate that are discontinued because of reference rate reform. ASU 2020-04 had no impact on the Funds during the current reporting period.

In October 2020, FASB issued Accounting Standards Update No. 2020-08 ("ASU 2020-08"), "Receivables — Nonrefundable Fees and Other Costs (Codification Improvements Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities". ASU 2020-08 is an update of ASU No. 2017-08, which amends the amortization period of certain purchased callable debt securities held at a premium. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at a specified price becomes exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if applicable. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds' financial statements.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate their net asset value ("NAV"), the Funds will fair value

Semi-Annual Report | November 30, 2020

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Single name swap agreements are valued based on the underlying terms of the agreement. Other swap agreements (such as baskets of securities) are valued daily based on the terms of the swap agreement as provided by an independent third party or the counterparty. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Pricing Committee, which is under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the six months ended November 30, 2020, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund's Portfolio of Investments.

Unfunded Commitments — As of November 30, 2020, the Arbitrage Fund, Event-Driven Fund and Long/Short Fund had unfunded commitments of $8,081,100, $1,181,700 and $157,300, respectively, which consist of Private Investment in Public Entity (PIPE) agreements with sponsors of Special Purpose Acquisition Companies. The Funds expect to fulfill these unfunded commitments through the use of liquid investments.

Share Valuation and Redemption Fees — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share. The Trust does not impose a redemption fee on the sale of a Fund's shares.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds' investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Semi-Annual Report | November 30, 2020

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The extent of the impact of the novel coronavirus ("COVID-19") outbreak on the financial performance of the Funds will depend on future developments, including duration and spread of the outbreak, related advisories and restrictions, and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund's ability to achieve its investment objective. If the financial markets and/or the overall economy are impacted for an extended period of time, the Funds' results of operations may be materially adversely affected. During the six months ended November 30, 2020, there was no significant impact to the Funds.

Risk of Investing in Derivatives: The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Options held by the Funds at November 30, 2020 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2020, the Funds engaged in option writing/purchasing to limit volatility and correlation and to create income and optionality. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the Schedule of Investments.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at November 30, 2020 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2020, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the Options Writing/Purchasing section above. Risks associated with the use of warrants and rights are generally similar to risks associated with the

Semi-Annual Report | November 30, 2020

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund's ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants/rights held by the Funds at November 30, 2020 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2020, the Funds held warrants/rights as a result of receiving them from completed deals, and to participate in investment opportunities.

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, a particular security, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR) or the Federal Funds Rate, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Funds will typically enter into agreements based on either long or short exposure to underlying equities. To help mitigate against default risk by the

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

counterparties these agreements are reset monthly, with cashflows exchanged based on the change in the value of the underlying equity from either the opening price or the last reset price, netted against the interest leg of the swap.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund's portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund's current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2020 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2020, the Arbitrage Fund, Event-Driven Fund, Credit Opportunities Fund and Long/Short Fund entered into swap agreements to gain efficient exposure to underlying equities.

Semi-Annual Report | November 30, 2020

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty on the Statement of Assets and Liabilities. The fair value of derivative instruments for the Funds as of the six months ended November 30, 2020, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,359,096	Unrealized depreciation on forward foreign currency exchange contracts	$2,494,530
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	771,152		—
		$2,130,248		$2,494,530
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$115,145	Unrealized depreciation on forward foreign currency exchange contracts	$206,372
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	71,769		—
		$186,914		$206,372

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$5,197	Unrealized depreciation on forward foreign currency exchange contracts	$5,435
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	327,150		—
Equity Contracts (written option contracts)		—	Written options, at value	6,115
		$332,347		$11,550
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Long/Short Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$528	Unrealized depreciation on forward foreign currency exchange contracts	$1,252
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	1,548		—
Equity Contracts (written option contracts)		—	Written options, at value	493
		$2,076		$1,745

Semi-Annual Report | November 30, 2020

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

The effect of derivative instruments on the Funds' Statement of Operations for the six months ended November 30, 2020, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(1,708,660)	$(4,021,113)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(16,129,509)	—
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	3,310,364	(349,834)
		$(14,527,805)	$(4,370,947)
Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(84,842)	$(232,773)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(427,043)	—
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	249,565	(70,378)
		$(262,320)	$(303,151)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(32,685)	$(238)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(67,522)	—
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	56,951	(191,377)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	84,001	9,479
		$40,745	$(182,136)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Long/Short Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(6,847)	$(2,008)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(1,365)	—
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(19,630)	(39,040)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	5,662	19,221
		$(22,180)	$(21,827)

Volume of derivative instruments held by the Funds during the six months ended November 30, 2020, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Swap Contracts	Notional Quantity	$369,224,352
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(77,568,273)
Purchased Option Contracts	Contracts	5,239
Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Swap Contracts	Notional Quantity	$26,266,831
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(4,476,101)
Purchased Option Contracts	Contracts	537

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Swap Contracts	Notional Quantity	$5,535,597
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(326,883)
Purchased Option Contracts	Contracts	2,396
Written Option Contracts	Contracts	(197)
Derivative Type	Unit of Measurement	Monthly Average
Long/Short Fund
Swap Contracts	Notional Quantity	$31,009
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(122,857)
Purchased Option Contracts	Contracts	77
Written Option Contracts	Contracts	(47)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2020. At November 30, 2020, there was no unrealized appreciation or depreciation on these instruments held by the Funds. All other derivative contracts held by the Funds were not subject to netting agreements.

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Payment-in-kind securities have the option at each interest payment date of making interest payments in cash or additional debt securities. Any interest accrued on payment-in-kind securities is recorded as interest income on an accrual basis. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund, Event-Driven Fund and Long/Short Fund. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2020. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2020, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Long/Short Fund
Purchases	$1,649,470,927	$160,335,508	$38,965,739	$2,277,145
Sales and Maturities	1,470,585,434	150,448,627	33,083,757	2,220,580

During the six months ended November 30, 2020, cost of purchases and proceeds from sales and maturities of U.S. government securities for the Credit Opportunities Fund were as follows:

Credit Opportunities Fund
Purchases	$1,964,532
Sales	1,279,430

4. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into an agreement which enables the Arbitrage Fund, the Event-Driven Fund, the Credit Opportunities Fund and the Long/Short Fund to participate in a $50,000,000 unsecured committed revolving line of credit (the "Committed Line") and a $100,000,000 unsecured uncommitted revolving line of credit (the "Uncommitted Line," together with the Committed Line, the "Credit Agreement") with State Street Bank and Trust Company (the "Custodian"). Borrowings are made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. Interest is charged to the Funds based on their borrowings at a rate per annum of the higher of the LIBOR rate plus 1.25% and the overnight federal funds rate plus 1.25%. The Committed Line has a commitment fee of 0.25% per annum on the unused portion of the Committed Line and is payable quarterly. The Uncommitted Line has an upfront fee of $30,000, is held available on a discretionary demand basis and may be terminated by the Custodian or the Trust at any time for any or no reason. The Trust accrues, on behalf of each of the Funds, the commitment fee on the

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

unused portion of the Committed Line. On December 3, 2020 the Trust terminated the Committed Line and renewed the Uncommitted line. Interest is charged to the Funds based on their borrowing at a rate equal to the higher of (a) the Federal Funds Effective Rate plus 1.25% on such date and (b) the Overnight Bank Funding Rate plus 1.25% on such date, plus in each case 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. Such fees are included in the custodian and bank service fees on the Statements of Operations.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide quotations needed to sustain the LIBOR rate, which means that the LIBOR rate may no longer be published after 2021. Although there is still uncertainty regarding a replacement rate, it is anticipated that, beginning in 2020, transactions that currently utilize LIBOR will transition to using the Secured Overnight Financing Rate ("SOFR"), which is a broad measure of the cost of overnight borrowings secured by U.S. Treasury securities. However, various counterparties or other entities may be unwilling or unable to utilize SOFR prior to 2021 or may be unable to modify existing agreements or instruments in a timely manner. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value of some LIBOR-based investments and the effectiveness of new hedges placed against existing LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund's performance or NAV.

For the six months ended November 30, 2020, the Event-Driven Fund and the Credit Opportunities Fund had average borrowings of $1,540,909 and $1,773,529, respectively, over a period of 66 days and 34 days, respectively, at a weighted average interest rate of 1.40% and 1.43%, respectively. Interest expense on the line of credit for the Event-Driven Fund and the Credit Opportunities Fund during the six months ended November 30, 2020, is shown as line of credit interest expense on the Statements of Operations. The Arbitrage Fund, the Credit Opportunities Fund and the Long/Short Fund had no outstanding borrowings at November 30, 2020. The Event-Driven Fund had outstanding borrowings of $500,000 at November 30, 2020.

5. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreements. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Arbitrage Fund's average daily net assets. Effective November 1, 2019, the Event-Driven Fund reduced the annual investment advisory fee to 1.10% based on the Event-Driven Fund's average daily net assets. Prior to November 1, 2019, under the Investment Advisory Agreement between the Adviser and the Event-Driven Fund dated September 27, 2010, the Event-Driven Fund paid the Adviser an annual fee, which was computed and accrued daily and paid monthly, of 1.25% based on the Event-Driven Fund's average daily net assets. Effective August 6, 2018, the Credit Opportunities Fund reduced the annual investment advisory fee to 0.95% on the first $250 million of its average daily net assets, 0.90% on the next $500 million of its average daily net assets and 0.85% on its average daily net assets in excess of $750 million. Prior to August 6, 2018, under the

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Investment Advisory Agreement between the Adviser and the Credit Opportunities Fund dated October 1, 2012, the Credit Opportunities Fund paid an average annual fee of 1.00% on the amount of the Credit Opportunities Fund's average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Long/Short Fund dated December 22, 2014, the Long/Short Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Long/Short Fund's average daily net assets.

The Adviser has contractually agreed, at least until September 30, 2021, to waive its advisory fee and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds' average daily net assets attributable to each share class as shown in the table below:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Long/Short Fund
Class R	1.69%	1.69%	1.23%	1.69%
Class I	1.44%	1.44%	0.98%	1.44%
Class C	2.44%	2.44%	1.98%	N/A
Class A	1.69%	1.69%	1.23%	N/A

Effective August 6, 2018, the Adviser has contractually agreed to provide additional expense reimbursements to the Credit Opportunities Fund by lowering the contractual expense limitation, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities, to the amounts in the table above. Prior to August 6, 2018, the expense limitation was 1.50% of the Credit Opportunities Fund's average daily net assets allocable to the Class R shares, 1.25% of the Credit Opportunities Fund's average daily net assets allocable to the Class I shares, 2.25% of the Credit Opportunities Fund's average daily net assets allocable to the Class C shares, and 1.50% of the Credit Opportunities Fund's average daily net assets allocable to the Class A shares.

During the six months ended November 30, 2020, the Arbitrage Fund invested in the Event-Driven Fund. The Adviser has agreed to waive $425,511 in advisory fees paid by the Arbitrage Fund on the Arbitrage Fund's assets that are invested in the Event-Driven Fund.

For the six months ended November 30, 2020, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund, Credit Opportunities Fund and Long/Short Fund was 1.00%, 0.98%, 0.47% and 0.00%, respectively.

The Adviser may recapture any waived amount from a Fund pursuant to the agreement, if such recapture does not cause the Fund to exceed existing expense limitations in effect at the time the amounts were waived, the recapture does not cause the Fund to exceed the current expense limitation and the recapture is done within three years after the date on which the expense was waived. The Adviser can recapture, with the exception of the advisory fees waived related to Arbitrage Fund's investment in the Event-Driven Fund, any fees it has waived within three fiscal years of the year in which the fees were waived subject to the applicable annual rate of: 1.69% for Class R shares, 1.44% for Class I shares, 2.44% for Class C shares and 1.69% for Class A shares of the Arbitrage Fund and Event-Driven Fund. The Adviser can recapture any fees it has waived within three fiscal years of the year in which the fees were waived subject to the applicable annual rate of: 1.69% for Class R shares, 1.44% for Class I shares, 2.44% of the Long/Short Fund. The Advisor can recapture any fees it has waived within three years of the date of the expense waiver

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

for the Credit Opportunities Fund subject to the applicable annual rate of 1.23% for Class R shares, 0.98% for Class I shares, 1.98% for Class C shares and 1.23% for Class A shares of the Credit Opportunities Fund for fees waived after August 6, 2018. Prior to August 6, 2018, the Adviser can recapture any fees it has waived within three years after the year in which the expense was waived subject to the applicable annual rate of 1.50% for Class R shares, 1.25% for Class I shares, 2.25% for Class C shares and 1.50% for Class A shares of the Credit Opportunities Fund provided that such recapture would not cause the expense ratio of the Credit Opportunities Fund to exceed the limit in effect at the time such fees were recaptured.

As of November 30, 2020, the balances of future fee and expense recaptures for each Fund were as follows:

	Expiring May 31, 2021	Expiring May 31, 2022	Expiring May 31, 2023	Total
Event-Driven Fund
Class R	$212,683	$150,425	$72,714	$435,822
Class I	390,120	392,244	279,224	1,061,588
Class C	5,981	3,752	1,804	11,537
Class A	3,178	3,225	2,112	8,515
Credit Opportunities Fund
Class R	$42,333	$35,953	$46,492	$124,778
Class I	126,190	244,066	305,422	675,678
Class C	2,587	2,613	2,868	8,068
Class A	655	740	1,504	2,899
Long/Short Fund
Class R	$1,030	$938	$1,126	$3,094
Class I	215,161	201,824	216,303	633,288

During the six months ended November 30, 2020, the Adviser did not recapture fees or expenses from the Funds.

Administration Agreement

State Street Bank & Trust Company serves as the Trust's administrator pursuant to an Administration Agreement with the Trust.

Distribution Agreement

ALPS Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, as applicable, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a "reimbursement" plan. This means that a Fund's Class R shares, Class C shares and Class A shares only pay the 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund's Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund's Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund's Class C shares.

During the six months ended November 30, 2020, the Arbitrage Fund's Class R shares incurred $113,265, Class C shares incurred $88,541 and Class A shares incurred $28,290, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. During the six months ended November 30, 2020, the Event-Driven Fund's Class R shares incurred $9,395, Class C shares incurred $1,802 and Class A shares incurred $435, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. During the six months ended November 30, 2020, the Credit Opportunities Fund's Class R shares incurred $2,403, Class C shares incurred $3,400 and Class A shares incurred $105, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. During the six months ended November 30, 2020, the Long/Short Fund's Class R shares incurred $15, Class C shares incurred $0 and Class A shares incurred $0, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. Effective July 31, 2019, Class A and Class C shares of the Long/Short Fund were liquidated.

Chief Compliance Officer

Certain officers of the Trust are also officers of the Adviser. The Chief Compliance Officer ("CCO") of the Trust also serves as the CCO of the Adviser. The Funds currently pay the Adviser 50% of the CCO's salary for the CCO's provision of services to the Funds.

Chief Financial Officer

Foreside Management Services, LLC provides Chief Financial Officer ("CFO") services to the Trust. Foreside Management Services, LLC is compensated by the Trust under a Fund CFO/Treasurer Agreement.

Transfer Agent And Shareholder Services Agreement

DST Systems, Inc. ("DST") is the Funds' transfer agent, and per an agency agreement, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

6. AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the six months ended November 30, 2020 follows:

Affiliated Issuer	Beginning Value as of May 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of November 30, 2020	Shares as of November 30, 2020	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund	$66,223,311	$—	$—	$—	$4,283,100	$70,506,411	6,589,384	$—	$—

Other: At November 30, 2020, there were affiliated investors owning 63.68% of Event-Driven Fund's shares.

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
Arbitrage Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	761,878	$10,041,858	1,844,057	$23,874,599
Shares issued in reinvestment of distributions	—	—	226,522	2,928,930
Payments for shares redeemed	(1,640,208)	(21,506,937)	(7,139,305)	(91,524,308)
Net decrease	(878,330)	$(11,465,079)	(5,068,726)	$(64,720,779)
Arbitrage Fund - Class I
Proceeds from shares sold	13,903,991	$189,530,811	26,307,371	$350,888,952
Shares issued in reinvestment of distributions	—	—	1,798,724	23,994,981
Payments for shares redeemed	(13,493,449)	(184,077,155)	(51,892,203)	(688,847,296)
Net increase/(decrease)	410,542	$5,453,656	(23,786,108)	$(313,963,363)
Arbitrage Fund - Class C
Proceeds from shares sold	97,262	$1,208,073	362,286	$4,484,833
Shares issued in reinvestment of distributions	—	—	26,490	325,301
Payments for shares redeemed	(400,903)	(4,986,357)	(323,299)	(3,960,880)
Net increase/(decrease)	(303,641)	$(3,778,284)	65,477	$849,254
Arbitrage Fund - Class A
Proceeds from shares sold	760,847	$10,005,242	721,756	$9,364,614
Shares issued in reinvestment of distributions	—	—	20,562	265,452
Payments for shares redeemed	(159,030)	(2,095,232)	(798,929)	(10,288,809)
Net increase/(decrease)	601,817	$7,910,010	(56,611)	$(658,743)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
Event-Driven Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	69,077	$716,256	438,183	$4,185,461
Shares issued in reinvestment of distributions	—	—	3,440	33,265
Payments for shares redeemed	(95,923)	(975,641)	(2,883,407)	(26,064,348)
Net decrease	(26,846)	$(259,385)	(2,441,784)	$(21,845,622)
Event-Driven Fund - Class I
Proceeds from shares sold	364,585	$3,769,985	5,883,521	$53,863,559
Shares issued in reinvestment of distributions	—	—	44,603	434,430
Payments for shares redeemed	(684,605)	(7,023,849)	(5,789,051)	(53,843,540)
Net increase/(decrease)	(320,020)	$(3,253,864)	139,073	$454,449
Event-Driven Fund - Class C
Proceeds from shares sold	1,221	$12,250	10,870	$101,200
Payments for shares redeemed	(4,175)	(41,446)	(58,434)	(550,984)
Net decrease	(2,954)	$(29,196)	(47,564)	$(449,784)
Event-Driven Fund - Class A
Proceeds from shares sold	2,511	$25,351	7,600	$73,084
Shares issued in reinvestment of distributions	—	—	180	1,743
Payments for shares redeemed	(6,754)	(69,398)	(57,399)	(560,515)
Net decrease	(4,243)	$(44,047)	(49,619)	$(485,688)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
Credit Opportunities Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	34,554	$342,489	497,173	$4,825,641
Shares issued in reinvestment of distributions	2,890	28,549	24,121	233,233
Payments for shares redeemed	(240,514)	(2,368,869)	(949,307)	(8,929,822)
Net decrease	(203,070)	$(1,997,831)	(428,013)	$(3,870,948)
Credit Opportunities Fund - Class I
Proceeds from shares sold	1,753,678	$17,278,855	2,161,328	$20,403,304
Shares issued in reinvestment of distributions	100,284	988,353	170,327	1,636,801
Payments for shares redeemed	(1,235,268)	(12,221,438)	(1,565,768)	(14,940,053)
Net increase	618,694	$6,045,770	765,887	$7,100,052
Credit Opportunities Fund - Class C
Proceeds from shares sold	—	$—	33,505	$325,001
Shares issued in reinvestment of distributions	754	7,436	1,057	10,156
Payments for shares redeemed	(221)	(2,182)	(14,435)	(138,110)
Net increase	533	$5,254	20,127	$197,047
Credit Opportunities Fund - Class A
Proceeds from shares sold	—	$—	30,785	$297,278
Shares issued in reinvestment of distributions	125	1,229	748	7,170
Payments for shares redeemed	(1,054)	(10,326)	(34,897)	(324,406)
Net decrease	(929)	$(9,097)	(3,364)	$(19,958)

Semi-Annual Report | November 30, 2020

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
Long/Short Fund - Class R	Shares	Value	Shares	Value
Shares issued in reinvestment of distributions	—	$—	18	$176
Net increase	—	$—	18	$176
Long/Short Fund - Class I
Proceeds from shares sold	9,130	$106,461	7,089	$70,694
Shares issued in reinvestment of distributions	—	—	3,640	36,186
Payments for shares redeemed	—	—	(65,259)	(645,623)
Net increase/(decrease)	9,130	$106,461	(54,530)	$(538,743)
Long/Short Fund - Class C(a)
Payments for shares redeemed	—	—	(1,031)	(10,300)
Net increase/(decrease)	—	$—	(1,031)	$(10,300)
Long/Short Fund - Class A(a)
Payments for shares redeemed	—	—	(1,031)	(10,303)
Net increase/(decrease)	—	$—	(1,031)	$(10,303)

(a)  Effective July 31, 2019, Class A and Class C shares of the Long/Short Fund were liquidated.

8. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. SECURITIES LENDING

To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 102% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds' custodian, State Street Bank and Trust Company (the "Custodian") acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. Income received by the Funds in securities lending transactions during the six months ended November 30, 2020, if any, is reflected as securities lending income in the Statement of Operations. The Funds did not participate in securities lending during the six months ended November 30, 2020.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, ordinary loss netting to reduce short-term capital gains,

Semi-Annual Report | November 30, 2020

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

convertible bonds, corporate actions, non-deductible excise tax activity and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Arbitrage Fund	$12,792	$(12,792)
Event-Driven Fund	466,034	(466,034)
Credit Opportunities Fund	919	(919)
Long/Short Fund	—	—

The tax character of dividends and distributions declared and paid during the years ended May 31, 2020 and May 31, 2019 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Arbitrage Fund	5/31/2020	$21,844,119	$12,763,361	$34,607,480
	5/31/2019	29,608,804	2,793,274	32,402,078
Event-Driven Fund	5/31/2020	$519,956	$—	$519,956
	5/31/2019	2,299,685	—	2,299,685
Credit Opportunities Fund	5/31/2020	$1,899,815	$—	$1,899,815
	5/31/2019	1,863,801	—	1,863,801
Long/Short Fund	5/31/2020	$14,062	$22,300	$36,362
	5/31/2019	39,986	4,350	44,336

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Long/Short Fund
Undistributed ordinary income	$85,958,483	$—	$—	$73,560
Accumulated capital gains/losses	—	—	—	—
Unrealized appreciation/ (depreciation)	(36,421,971)	(1,715,937)	(1,392,015)	508
Capital loss carryover and late year ordinary loss deferrals	—	(51,575,093)	(1,965,987)	(2,124)
Total distributable earnings (accumulated loss)	$49,536,512	$(53,291,030)	$(3,358,002)	$71,944

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

The following information is computed on a tax basis for each item as of November 30, 2020:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
Arbitrage Fund	$79,416,370	$(41,080,462)	$38,335,908	$1,056,224,256
Event-Driven Fund	5,792,892	(2,555,149)	3,237,743	88,596,527
Credit Opportunities Fund	3,246,975	(1,808,239)	1,438,736	52,967,269
Long/Short Fund	110,522	(110,843)	(321)	710,814

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to constructive sales, dividends related to short securities, swap mark to market, wash sales, convertible bonds, straddle loss deferrals, partnership basis adjustments, forward contracts mark to market and unsettled short sales.

Capital Losses

As of May 31, 2020, the Event-Driven Fund had $42,803,914 of short term and $8,771,179 of long term capital loss carryforwards, the Credit Opportunities Fund had $422,403 of short term and $1,183,171 of long term capital loss carryforwards and Long/Short Fund had $2,124 of long term capital loss carryforwards which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Event-Driven Fund utilized $6,475,244 of capital loss carryforwards, and the Credit Opportunities Fund utilized $1,310,691 of capital loss carryforwards during the year ended May 31, 2020.

Late Year Losses

The Credit Opportunities Fund elected to defer to the period ending May 31, 2021 losses in the amount of $360,413.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

Semi-Annual Report | November 30, 2020

The Arbitrage Funds  Disclosure of Fund Expenses

November 30, 2020 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes – NOT your Fund's actual return – the account values shown may not apply to your specific investment.

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The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2020 (Unaudited)

	Beginning Account Value 06/01/2020	Ending Account Value 11/30/2020	Expense Ratio(a)	Expenses Paid During Period(b)
Arbitrage Fund
Class R
Actual	$1,000.00	$1,032.20	1.54%	$7.85
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	1.54%	$7.79
Class I
Actual	$1,000.00	$1,033.40	1.29%	$6.58
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.29%	$6.53
Class C
Actual	$1,000.00	$1,028.40	2.29%	$11.64
Hypothetical (5% return before expenses)	$1,000.00	$1,013.59	2.29%	$11.56
Class A
Actual	$1,000.00	$1,032.30	1.54%	$7.85
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	1.54%	$7.79

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

	Beginning Account Value 06/01/2020	Ending Account Value 11/30/2020	Expense Ratio(a)	Expenses Paid During Period(b)
Water Island Event-Driven Fund
Class R
Actual	$1,000.00	$1,063.20	1.83%	$9.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.89	1.83%	$9.25
Class I
Actual	$1,000.00	$1,064.70	1.58%	$8.18
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	1.58%	$7.99
Class C
Actual	$1,000.00	$1,059.60	2.58%	$13.32
Hypothetical (5% return before expenses)	$1,000.00	$1,012.13	2.58%	$13.01
Class A
Actual	$1,000.00	$1,063.20	1.83%	$9.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.89	1.83%	$9.25

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

Semi-Annual Report | November 30, 2020

The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2020 (Unaudited)

	Beginning Account Value 06/01/2020	Ending Account Value 11/30/2020	Expense Ratio(a)	Expenses Paid During Period(b)
Water Island Credit Opportunities Fund
Class R
Actual	$1,000.00	$1,056.90	1.31%	$6.75
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	1.31%	$6.63
Class I
Actual	$1,000.00	$1,057.30	1.06%	$5.47
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	1.06%	$5.37
Class C
Actual	$1,000.00	$1,052.00	2.06%	$10.60
Hypothetical (5% return before expenses)	$1,000.00	$1,014.74	2.06%	$10.40
Class A
Actual	$1,000.00	$1,057.10	1.31%	$6.76
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	1.31%	$6.63

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

	Beginning Account Value 06/1/2020	Ending Account Value 11/30/2020	Expense Ratio(a)	Expenses Paid During Period(b)
Water Island Long/Short Fund
Class R
Actual	$1,000.00	$1,166.50	2.11%	$11.46
Hypothetical (5% return before expenses)	$1,000.00	$1,014.49	2.11%	$10.66
Class I
Actual	$1,000.00	$1,166.50	1.84%	$9.99
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	1.84%	$9.30

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Additional Information

November 30, 2020 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies will be available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-PORT. The filings are available upon request by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov.

Semi-Annual Report | November 30, 2020

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

Water Island Long/Short Fund

800-295-4485

www.arbitragefunds.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

DST Systems, Inc.

P.O. Box 219842

Kansas City, MO 64121-9842

Custodian

State Street Bank & Trust

225 Liberty Street

New York, NY 10281

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Item 2.    Code of Ethics.

Not applicable to semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within the most recent fiscal half-year of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

 Not applicable.

Item 13.    Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2021

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer (Principal Financial Officer)

Date:	February 5, 2021